UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04989

Exact name of registrant as specified in charter:	Voyageur Mutual Funds II

Address of principal executive offices:	610 Market Street
Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq.
610 Market Street
Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2024

Item 1. Reports to Stockholders

Semiannual report

Fixed income mutual funds

Delaware Tax-Free Arizona Fund

Delaware Tax-Free California Fund

Delaware Tax-Free Colorado Fund

Delaware Tax-Free Idaho Fund

Delaware Tax-Free New York Fund

Delaware Tax-Free Pennsylvania Fund

February 29, 2024

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.
Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM's public markets businesses trace their roots to 1929 and partner with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund at delawarefunds.com/literature.

Manage your account online

• Check your account balance and transactions

• View statements and tax forms

• Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.

The Funds are advised by Delaware Management Company, a series of Macquarie Investment Management Business Trust (MIMBT), a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Funds are governed by US laws and regulations.

This semiannual report is for the information of Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Unless otherwise noted, views expressed herein are current as of February 29, 2024, and subject to change for events occurring after such date. These views are not intended to be investment advice, to forecast future events, or to guarantee future results.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

All third-party marks cited are the property of their respective owners.

© 2024 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from September 1, 2023 to February 29, 2024 (Unaudited)

The investment objective of each Fund is to seek as high a level of current income exempt from federal income tax and from personal income taxes in the respective applicable state, as is consistent with preservation of capital.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from September 1, 2023 to February 29, 2024.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from September 1, 2023 to February 29, 2024 (Unaudited)

Delaware Tax-Free Arizona Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/23	2/29/24	Expense Ratio	9/1/23 to 2/29/24*
Actual Fund return†
Class A	$1,000.00	$1,073.40	0.84%	$4.33
Class C	1,000.00	1,070.40	1.59%	8.18
Institutional Class	1,000.00	1,074.80	0.59%	3.04
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.69	0.84%	$4.22
Class C	1,000.00	1,016.96	1.59%	7.97
Institutional Class	1,000.00	1,021.93	0.59%	2.97

Delaware Tax-Free California Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/23	2/29/24	Expense Ratio	9/1/23 to 2/29/24*
Actual Fund return†
Class A	$1,000.00	$1,072.10	0.80%	$4.12
Class C	1,000.00	1,067.10	1.55%	7.97
Institutional Class	1,000.00	1,072.50	0.55%	2.83
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.89	0.80%	$4.02
Class C	1,000.00	1,017.16	1.55%	7.77
Institutional Class	1,000.00	1,022.13	0.55%	2.77

Delaware Tax-Free Colorado Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/23	2/29/24	Expense Ratio	9/1/23 to 2/29/24*
Actual Fund return†
Class A	$1,000.00	$1,067.50	0.82%	$4.22
Class C	1,000.00	1,063.40	1.57%	8.05
Institutional Class	1,000.00	1,068.80	0.57%	2.93
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.79	0.82%	$4.12
Class C	1,000.00	1,017.06	1.57%	7.87
Institutional Class	1,000.00	1,022.03	0.57%	2.87

Delaware Tax-Free Idaho Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/23	2/29/24	Expense Ratio	9/1/23 to 2/29/24*
Actual Fund return†
Class A	$1,000.00	$1,062.00	0.86%	$4.41
Class C	1,000.00	1,057.00	1.61%	8.23
Institutional Class	1,000.00	1,062.20	0.61%	3.13
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.59	0.86%	$4.32
Class C	1,000.00	1,016.86	1.61%	8.07
Institutional Class	1,000.00	1,021.83	0.61%	3.07

Disclosure of Fund expenses

For the six-month period from September 1, 2023 to February 29, 2024 (Unaudited)

Delaware Tax-Free New York Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/23	2/29/24	Expense Ratio	9/1/23 to 2/29/24*
Actual Fund return†
Class A	$1,000.00	$1,068.30	0.80%	$4.11
Class C	1,000.00	1,064.40	1.55%	7.96
Institutional Class	1,000.00	1,070.70	0.55%	2.83
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.89	0.80%	$4.02
Class C	1,000.00	1,017.16	1.55%	7.77
Institutional Class	1,000.00	1,022.13	0.55%	2.77

Delaware Tax-Free Pennsylvania Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/23	2/29/24	Expense Ratio	9/1/23 to 2/29/24*
Actual Fund return†
Class A	$1,000.00	$1,071.00	0.84%	$4.33
Class C	1,000.00	1,065.60	1.59%	8.17
Institutional Class	1,000.00	1,072.30	0.59%	3.04
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.69	0.84%	$4.22
Class C	1,000.00	1,016.96	1.59%	7.97
Institutional Class	1,000.00	1,021.93	0.59%	2.97

*“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Funds’ expenses reflected above and on the previous pages, each Fund also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds), in which it invests. The tables above and on the previous pages do not reflect the expenses of any Underlying Funds.

Security type / sector / state / territory allocations

Delaware Tax-Free Arizona Fund	As of February 29, 2024 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	96.06%
Education Revenue Bonds	27.57%
Electric Revenue Bonds	6.07%
Healthcare Revenue Bonds	23.76%
Industrial Development Revenue/Pollution Control Revenue Bonds	7.29%
Lease Revenue Bonds	2.59%
Local General Obligation Bonds	4.25%
Special Tax Revenue Bonds	15.63%
State General Obligation Bond	0.31%
Transportation Revenue Bonds	5.41%
Water & Sewer Revenue Bonds	3.18%
Short-Term Investments	2.71%
Total Value of Securities	98.77%
Receivables and Other Assets Net of Liabilities	1.23%
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free Arizona Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Arizona	79.79%
Puerto Rico	15.72%
US Virgin Islands	0.55%
Total Value of Municipal Bonds	96.06%

Security type / sector / state / territory allocations

Delaware Tax-Free California Fund	As of February 29, 2024 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	96.95%
Education Revenue Bonds	20.31%
Electric Revenue Bonds	3.00%
Healthcare Revenue Bonds	13.68%
Housing Revenue Bonds	3.70%
Industrial Development Revenue/Pollution Control Revenue Bonds	12.00%
Lease Revenue Bonds	3.33%
Local General Obligation Bonds	4.25%
Pre-Refunded/Escrowed to Maturity Bonds	2.11%
Special Tax Revenue Bonds	13.58%
State General Obligation Bonds	8.49%
Transportation Revenue Bonds	10.90%
Water & Sewer Revenue Bonds	1.60%
Short-Term Investments	1.52%
Total Value of Securities	98.47%
Receivables and Other Assets Net of Liabilities	1.53%
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free California Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
California	82.38%
Guam	0.56%
Puerto Rico	13.80%
US Virgin Islands	0.21%
Total Value of Municipal Bonds	96.95%

Security type / sector / state / territory allocations

Delaware Tax-Free Colorado Fund	As of February 29, 2024 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	95.83%
Education Revenue Bonds	14.08%
Electric Revenue Bonds	4.58%
Healthcare Revenue Bonds	22.56%
Housing Revenue Bond	1.23%
Industrial Development Revenue/Pollution Control Revenue Bonds	4.64%
Lease Revenue Bonds	2.38%
Local General Obligation Bonds	8.71%
Pre-Refunded Bonds	2.31%
Special Tax Revenue Bonds	19.25%
State General Obligation Bonds	0.80%
Transportation Revenue Bonds	11.31%
Water & Sewer Revenue Bonds	3.98%
Short-Term Investments	3.77%
Total Value of Securities	99.60%
Receivables and Other Assets Net of Liabilities	0.40%
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free Colorado Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Colorado	77.87%
Guam	1.13%
Puerto Rico	16.60%
US Virgin Islands	0.23%
Total Value of Municipal Bonds	95.83%

Security type / sector / state / territory allocations

Delaware Tax-Free Idaho Fund	As of February 29, 2024 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	96.10%
Education Revenue Bonds	23.49%
Electric Revenue Bonds	2.28%
Healthcare Revenue Bonds	13.15%
Housing Revenue Bonds	4.71%
Industrial Development Revenue/Pollution Control Revenue Bonds	4.53%
Lease Revenue Bonds	11.44%
Local General Obligation Bonds	9.36%
Pre-Refunded Bonds	1.35%
Resource Recovery Revenue Bond	0.32%
Special Tax Revenue Bonds	21.04%
Transportation Revenue Bonds	2.72%
Water & Sewer Revenue Bond	1.71%
Short-Term Investments	2.65%
Total Value of Securities	98.75%
Receivables and Other Assets Net of Liabilities	1.25%
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free Idaho Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Idaho	81.90%
Puerto Rico	14.20%
Total Value of Municipal Bonds	96.10%

Security type / sector / state / territory allocations

Delaware Tax-Free New York Fund	As of February 29, 2024 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	96.01%
Education Revenue Bonds	17.80%
Electric Revenue Bonds	5.94%
Healthcare Revenue Bonds	8.73%
Housing Revenue Bonds	3.11%
Industrial Development Revenue/Pollution Control Revenue Bonds	8.83%
Lease Revenue Bonds	6.36%
Local General Obligation Bonds	3.26%
Pre-Refunded Bonds	0.88%
Resource Recovery Revenue Bond	0.57%
Special Tax Revenue Bonds	25.35%
State General Obligation Bonds	1.35%
Transportation Revenue Bonds	11.37%
Water & Sewer Revenue Bonds	2.46%
Short-Term Investments	3.56%
Total Value of Securities	99.57%
Receivables and Other Assets Net of Liabilities	0.43%
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free New York Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Guam	0.62%
New York	78.74%
Puerto Rico	16.42%
US Virgin Islands	0.23%
Total Value of Municipal Bonds	96.01%

Security type / sector / state / territory allocations

Delaware Tax-Free Pennsylvania Fund	As of February 29, 2024 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	95.70%
Education Revenue Bonds	10.47%
Electric Revenue Bonds	0.63%
Healthcare Revenue Bonds	31.19%
Housing Revenue Bonds	3.24%
Industrial Development Revenue/Pollution Control Revenue Bonds	9.33%
Lease Revenue Bonds	0.73%
Local General Obligation Bonds	3.85%
Pre-Refunded/Escrowed to Maturity Bonds	1.01%
Special Tax Revenue Bonds	17.09%
State General Obligation Bonds	1.48%
Transportation Revenue Bonds	16.11%
Water & Sewer Revenue Bond	0.57%
Short-Term Investments	2.55%
Total Value of Securities	98.25%
Receivables and Other Assets Net of Liabilities	1.75%
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free Pennsylvania Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Pennsylvania	78.04%
Puerto Rico	16.34%
US Virgin Islands	1.32%
Total Value of Municipal Bonds	95.70%

Schedules of investments

Delaware Tax-Free Arizona Fund	February 29, 2024 (Unaudited)
	Principal
	amount°	Value (US $)
Municipal Bonds — 96.06%
Education Revenue Bonds — 27.57%
Arizona Industrial Development Authority Revenue
(Academies of Math & Science Projects)
Series A 5.00% 7/1/51	1,000,000	$1,010,610
(ACCEL Schools Project)
Series A 144A 5.25% 8/1/48 #	350,000	315,735
(American Charter Schools Foundation Project)
144A 6.00% 7/1/37 #	250,000	257,395
144A 6.00% 7/1/47 #	400,000	406,812
(Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects)
Series A 5.00% 7/15/49	375,000	361,470
(Empower College Prep Project)
144A 6.00% 7/1/49 #	500,000	500,850
(Great Hearts Arizona Projects)
Series A 2.25% 7/1/46	1,000,000	661,370
Series A 2.375% 7/1/52	1,205,000	744,244
(KIPP NYC Public Charter Schools - Macombs Facility Project)
Series A 4.00% 7/1/51	1,230,000	1,070,961
(Odyssey Preparatory Academy Project)
Series A 144A 5.50% 7/1/52 #	375,000	357,908
(Social Bonds - Equitable School)
Series A 4.00% 11/1/50	1,600,000	1,496,032
Arizona State University Revenue System
Series A 5.00% 7/1/43	1,000,000	1,085,590
City of Phoenix, Arizona Industrial Development Authority Revenue
(Great Hearts Academic Project)
5.00% 7/1/46	1,000,000	966,030
Maricopa County, Arizona Industrial Development Authority Revenue
(Arizona Autism Charter Schools Project)
Series A 144A 5.00% 7/1/40 #	250,000	245,333
(Choice Academies, Inc. Project)
144A 5.75% 9/1/45 #	1,225,000	1,217,503
(Creighton University Project)
4.00% 7/1/50	1,000,000	950,770
(Great Hearts Arizona Projects)
Series A 5.00% 7/1/52	725,000	734,236
(Highland Prep Projects)
Series A 4.00% 7/1/56	2,000,000	1,766,900
(Reid Traditional Schools Projects)
5.00% 7/1/47	785,000	788,014

Schedules of investments

Delaware Tax-Free Arizona Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Pima County, Arizona Industrial Development Authority Education Revenue
(Edkey Charter Schools Project)
144A 5.00% 7/1/55 #	750,000	$669,390
University of Arizona Board of Regents
Series A 4.00% 6/1/44	475,000	477,171
		16,084,324
Electric Revenue Bonds — 6.07%
Mesa, Arizona Utility System Revenue
4.00% 7/1/42	550,000	556,111
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	55,000	14,575
Series AAA 5.25% 7/1/25 ‡	35,000	9,275
Series WW 5.00% 7/1/28 ‡	550,000	145,750
Series XX 4.75% 7/1/26 ‡	35,000	9,275
Series XX 5.75% 7/1/36 ‡	125,000	33,125
Series ZZ 4.75% 7/1/27 ‡	30,000	7,950
Series ZZ 5.25% 7/1/24 ‡	45,000	11,925
Salt River, Arizona Project Agricultural Improvement & Power District Electric System Revenue
Series A 5.00% 1/1/47	1,500,000	1,657,290
Series A 5.00% 1/1/50	1,000,000	1,096,230
		3,541,506
Healthcare Revenue Bonds — 23.76%
Arizona Health Facilities Authority Hospital System Revenue
(Scottsdale Lincoln Hospital Project)
5.00% 12/1/42	500,000	501,005
Arizona Industrial Development Authority Revenue
(Children's National Prince George's County Regional Medical Center)
Series A 4.00% 9/1/46	2,250,000	2,102,490
(Great Lakes Senior Living Communities LLC Project First Tier)
Series A 5.00% 1/1/54	145,000	89,088
(Great Lakes Senior Living Communities LLC Project Fourth Tier)
144A 7.75% 1/1/54 #	150,000	67,488
(Great Lakes Senior Living Communities LLC Project Second Tier)
Series B 5.00% 1/1/49	55,000	28,618

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project Second Tier)
Series B 5.125% 1/1/54	65,000	$32,985
(Great Lakes Senior Living Communities LLC Project Third Tier)
Series C 144A 5.00% 1/1/49 #	500,000	231,765
(Phoenix Children's Hospital)
Series A 4.00% 2/1/50	1,000,000	949,700
Glendale, Arizona Industrial Development Authority Revenue
(Glencroft Retirement Community Project)
5.00% 11/15/36	150,000	124,685
5.25% 11/15/46	415,000	311,677
(Royal Oaks Inspirata Pointe Project)
Series A 5.00% 5/15/56	1,000,000	850,580
(Sun Health Services)
Series A 5.00% 11/15/48	1,000,000	993,660
(The Beatitudes Campus Project)
5.00% 11/15/45	200,000	164,342
(The Terraces of Phoenix Project)
Series A 5.00% 7/1/48	275,000	245,173
Maricopa County, Arizona Industrial Development Authority Health Facilities Revenue
(Banner Health)
Series A 4.00% 1/1/41	1,000,000	1,002,290
Series F 4.00% 1/1/45	1,750,000	1,721,738
Maricopa County, Arizona Industrial Development Authority Hospital Revenue
(HonorHealth)
Series A 3.00% 9/1/51	975,000	719,462
Maricopa County, Arizona Industrial Development Authority Senior Living Facility Revenue
(Christian Care Surprise Project)
144A 6.00% 1/1/48 #	405,000	292,633
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue
(Hospital Auxilio Mutuo Obligated Group Project)
4.00% 7/1/39	325,000	305,659
5.00% 7/1/30	105,000	113,292

Schedules of investments

Delaware Tax-Free Arizona Fund

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Tempe, Arizona Industrial Development Authority Revenue
(Mirabella at ASU Project)
Series A 144A 6.125% 10/1/52 #	800,000	$484,016
Yavapai County, Arizona Industrial Development Authority Hospital Facility
(Yavapai Regional Medical Center)
4.00% 8/1/43	1,500,000	1,432,110
Series A 5.25% 8/1/33	500,000	500,220
Yuma, Arizona Industrial Development Authority Hospital Revenue
(Yuma Regional Medical Center)
Series A 5.00% 8/1/32	295,000	296,469
Series A 5.25% 8/1/32	300,000	302,151
		13,863,296
Industrial Development Revenue/Pollution Control
Revenue Bonds — 7.29%
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project)
Series A 144A 6.00% 7/1/51 #, ‡	450,000	27,000
Series A 144A 7.75% 7/1/50 #, ‡	285,000	17,100
Chandler, Arizona Industrial Development Authority Revenue
(Intel Corporation Project)
Second Subseries 5.00% 9/1/52 (AMT) •	750,000	775,972
Children's Trust Fund Revenue, Commonwealth of Puerto Rico
(Tobacco Settlement Asset-Backed)
Series A 8.21% 5/15/57 ^	15,000,000	1,237,500
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	2,000,000	2,196,000
		4,253,572
Lease Revenue Bonds — 2.59%
Arizona Game & Fish Department & Community Beneficial Interest Certificates
(Administration Building Project)
5.00% 7/1/32	1,000,000	1,001,140
Tucson and Pima County, Arizona Industrial Development Authority Revenue
Series A 4.70% 7/1/43	500,000	508,595
		1,509,735

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds — 4.25%
City of Goodyear, Arizona
3.00% 7/1/39	750,000	$683,760
Maricopa County, Arizona High School District No. 214 Tolleson Union High School
(School Improvement Project)
Series B 4.00% 7/1/37	1,000,000	1,021,970
Maricopa County, Arizona Unified School District No. 95 Queen Creek
(School Improvement Project)
4.00% 7/1/35	500,000	520,870
Pinal County, Arizona Community College District
4.00% 7/1/31	250,000	256,335
		2,482,935
Special Tax Revenue Bonds — 15.63%
City of Bullhead, Arizona Excise Taxes Revenue
2.55% 7/1/46	1,000,000	721,690
4.00% 7/1/52	1,035,000	974,908
Commonwealth of Puerto Rico
(Restructured)
3.10% 11/1/43 •	1,159,649	679,844
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable)
7.50% 8/20/40	1,871,473	1,787,257
Matching Fund Special Purpose Securitization, Virgin Islands
Series A 5.00% 10/1/32	300,000	322,068
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A-1 5.565% 7/1/51 ^	3,179,000	767,983
Series A-1 5.615% 7/1/46 ^	1,180,000	384,161
(Restructured)
Series A-1 4.75% 7/1/53	2,485,000	2,486,416
Series A-2 4.329% 7/1/40	1,000,000	995,420
		9,119,747
State General Obligation Bond — 0.31%
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/46	200,000	180,760
		180,760

Schedules of investments

Delaware Tax-Free Arizona Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds — 5.41%
City of Phoenix, Arizona Civic Improvement Airport Revenue
(Junior Lien)
Series B 4.00% 7/1/37 (AMT)	2,250,000	$2,267,730
Series B 5.00% 7/1/49 (AMT)	400,000	412,432
(Senior Lien)
4.00% 7/1/48 (AMT)	500,000	475,695
		3,155,857
Water & Sewer Revenue Bonds — 3.18%
Goodyear, Arizona Water & Sewer Revenue Second Series 4.00% 7/1/45 (AGM)	1,000,000	986,270
Mesa, Arizona Utility System Revenue
4.00% 7/1/31	850,000	867,697
		1,853,967
Total Municipal Bonds (cost $58,965,173)		56,045,699

Short-Term Investments — 2.71%
Variable Rate Demand Note — 2.71%¤
City of Phoenix, Arizona Health Care Facilities Revenue
(Mayo Clinic) Series B 3.50% 11/15/52
(SPA - Northern Trust)	1,580,000	1,580,000
Total Short-Term Investments (cost $1,580,000)		1,580,000
Total Value of Securities—98.77%
(cost $60,545,173)		$57,625,699
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 29, 2024, the aggregate value of Rule 144A securities was $5,090,928, which represents 8.73% of the Fund’s net assets. See Note 7 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.

•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 29, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 29, 2024.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

KIPP – Knowledge is Power Program

LLC – Limited Liability Corporation

SOFR01M – Secured Overnight Financing Rate 1 Month

SOFR03M – Secured Overnight Financing Rate 3 Month

SPA – Stand-by Purchase Agreement
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware Tax-Free California Fund	February 29, 2024 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 96.95%
Education Revenue Bonds — 20.31%
California Community College Financing Authority Student Housing Revenue
(Napa Valley College Project)
Series A 144A 5.75% 7/1/60 #	1,500,000	$1,523,640
California Educational Facilities Authority Revenue
(Art Center College of Design)
Series 2018A 5.00% 12/1/48	250,000	255,538
(Loma Linda University)
Series A 5.00% 4/1/47	1,700,000	1,739,780
(Stanford University)
Series U-1 5.25% 4/1/40	1,840,000	2,319,375
Series V-1 5.00% 5/1/49	4,455,000	5,440,312
Series V-2 2.25% 4/1/51	1,130,000	731,664
California Enterprise Development Authority Revenue
(Curtis School Foundation Project)
4.00% 6/1/49	1,000,000	972,690
(Heights Christian Schools Project)
Series A 144A 6.375% 6/1/63 #	1,480,000	1,483,626
California Municipal Finance Authority Revenue
(Bella Mente Montessori Academy Project)
Series A 144A 5.00% 6/1/48 #	500,000	464,175
(Biola University)
5.00% 10/1/39	1,000,000	1,034,220
(California Baptist University)
Series A 144A 5.00% 11/1/46 #	500,000	491,970
Series A 144A 5.375% 11/1/40 #	1,000,000	1,007,720
(CHF - Davis I, LLC - West Village Student Housing Project)
4.00% 5/15/48 (BAM)	300,000	280,329
5.00% 5/15/48	1,000,000	1,025,370
(Emerson College)
Series B 5.00% 1/1/32	1,000,000	1,042,470
(Julian Charter School Project)
Series A 144A 5.625% 3/1/45 #	850,000	810,280
(Literacy First Charter Schools Project)
Series A 5.00% 12/1/49	750,000	753,705
(Palmdale Aerospace Academy Project)
Series A 144A 5.00% 7/1/46 #	670,000	636,252
Series A 144A 5.00% 7/1/49 #	300,000	280,770
(Southwestern Law School)
4.00% 11/1/41	575,000	546,520

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Municipal Finance Authority Revenue
(The Creative Center of Los Altos Project - Pinewood
School and Oakwood School)
Series B 144A 4.50% 11/1/46 #	500,000	$430,425
(The Learning Choice Academy)
Series A 4.00% 7/1/31	90,000	89,375
California School Finance Authority Revenue
Series A 144A 6.00% 6/1/63 #	500,000	501,690
(Aspire Public School)
144A 5.00% 8/1/41 #	225,000	226,429
(Aspire Public Schools-Obligated Group)
Series A 144A 5.00% 8/1/45 #	715,000	717,610
(Aspire Public Schools-Obligated
Group-Issue Number 3)
Series A 144A 5.00% 8/1/40 #	1,000,000	1,021,000
(Camino Nuevo Charter Academy - Obligated Group)
Series A 144A 5.25% 6/1/53 #	1,000,000	997,670
(Classical Academies Project)
Series A 144A 5.00% 10/1/50 #	250,000	247,205
(Encore Education Obligated Group)
Series A 144A 5.00% 6/1/42 #	500,000	416,740
(Escuela Popular Project)
144A 6.50% 7/1/50 #	250,000	253,250
(Granada Hills Charter Obligated Group)
144A 5.00% 7/1/49 #	1,725,000	1,708,060
(Green Dot Public Schools California Projects)
Series A 144A 5.00% 8/1/48 #	250,000	250,530
(Green Dot Public Schools Project)
Series A 144A 5.00% 8/1/35 #	1,000,000	1,015,210
(Grimmway Schools - Obligated Group)
Series A 144A 5.00% 7/1/36 #	500,000	504,765
(Harbor Springs Obligated Group)
Series A 144A 5.625% 7/1/63 #	700,000	704,732
(Hawking Steam Charter School Project)
Series A 144A 5.50% 7/1/62 #	775,000	788,152
(HTH Learning Project)
Series A 144A 5.00% 7/1/49 #	300,000	285,504
(ICEF - View Park Elementary & Middle Schools)
Series A 5.625% 10/1/34	575,000	577,179
(John Adams Academies - Obligated Group)
Series A 144A 5.00% 7/1/52 #	1,000,000	935,230
(KIPP LA Projects)
Series A 144A 5.125% 7/1/44 #	1,000,000	1,001,330

Schedules of investments

Delaware Tax-Free California Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California School Finance Authority Revenue
(KIPP Socal Projects)
Series A 144A 5.00% 7/1/49 #	1,000,000	$1,006,020
(Partnerships To Uplift Communities Project)
144A 5.25% 8/1/38 #	500,000	511,525
144A 5.50% 8/1/47 #	525,000	535,789
(Stem Preparatory Schools - Obligated Group)
Series A 144A 5.00% 6/1/43 #	280,000	282,072
Series A 144A 5.125% 6/1/53 #	500,000	495,460
Series A 144A 5.375% 5/1/63 #	1,000,000	1,001,700
California State University Systemwide Revenue
Series A 3.00% 11/1/52	6,650,000	5,223,974
Regents of the University of California General Revenue
Series BE 4.00% 5/15/50	1,950,000	1,940,035
Series BK 5.00% 5/15/52	2,000,000	2,212,040
Series BS 5.00% 5/15/44	1,000,000	1,158,640
Regents of the University of California Limited Project Revenue
Series Q 3.00% 5/15/51	1,000,000	796,500
		50,676,247
Electric Revenue Bonds — 3.00%
California Community Choice Financing Authority Revenue
(Clean Energy Project)
Series C 5.25% 1/1/54 •	2,000,000	2,116,940
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery)
Series A 5.00% 10/1/41	970,000	1,019,926
Los Angeles, California Department of Water & Power Revenue
(Power System)
Series A 5.00% 7/1/42	1,000,000	1,046,780
Series D 5.00% 7/1/26	2,000,000	2,109,600
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	350,000	92,750
Series A 5.05% 7/1/42 ‡	70,000	18,550
Series A 6.75% 7/1/36 ‡	185,000	49,025
Series AAA 5.25% 7/1/25 ‡	40,000	10,600
Series CCC 5.25% 7/1/27 ‡	325,000	86,125
Series TT 5.00% 7/1/32 ‡	340,000	90,100
Series TT 5.00% 7/1/37 ‡	1,165,000	308,725

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series WW 5.00% 7/1/28 ‡	470,000	$124,550
Series WW 5.25% 7/1/33 ‡	335,000	88,775
Series WW 5.50% 7/1/38 ‡	730,000	193,450
Series XX 4.75% 7/1/26 ‡	45,000	11,925
Series XX 5.25% 7/1/40 ‡	230,000	60,950
Series XX 5.75% 7/1/36 ‡	150,000	39,750
Series ZZ 4.75% 7/1/27 ‡	35,000	9,275
Series ZZ 5.25% 7/1/24 ‡	55,000	14,575
		7,492,371
Healthcare Revenue Bonds — 13.68%
California Educational Facilities Authority Revenue
(Stanford University)
Series V-2 5.00% 4/1/51	500,000	610,600
California Health Facilities Financing Authority Revenue
(Cedars-Sinai Health System)
Series A 3.00% 8/15/51	1,900,000	1,517,606
Series A 3.00% 8/15/51 (BAM)	1,910,000	1,590,973
(Children's Hospital Los Angeles)
Series A 5.00% 8/15/47	500,000	506,770
(Children's Hospital of Orange County)
Series A 2.125% 11/1/41	2,500,000	1,784,425
(CommonSpirit Health)
Series A 4.00% 4/1/45	1,280,000	1,242,790
Series A 4.00% 4/1/49	1,000,000	961,490
(Episcopal Communities & Services)
Series B 5.25% 11/15/58	2,500,000	2,634,825
(Kaiser Permanente)
Series A-2 5.00% 11/1/47	3,400,000	4,038,826
Subordinate Series A-2 4.00% 11/1/44	1,150,000	1,142,571
(Lucile Salter Packard Children's Hospital At Stanford)
Series A 4.00% 5/15/51	1,000,000	979,830
California Municipal Finance Authority Revenue
(Community Medical Centers)
Series A 5.00% 2/1/47	1,200,000	1,219,212
(Eisenhower Medical Center)
Series B 5.00% 7/1/37	250,000	257,665
Series B 5.00% 7/1/42	250,000	255,030
(Goodwill Industry of Sacramento Valley & Northern
Nevada Project)
5.00% 1/1/35	635,000	544,030

Schedules of investments

Delaware Tax-Free California Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Municipal Finance Authority Revenue
(Humangood California Obligated Group)
Series A 4.00% 10/1/28	290,000	$293,286
(Northbay Healthcare Group)
Series A 5.25% 11/1/47	500,000	495,285
(Palomar Health Certificates)
Series A 5.25% 11/1/52 (AGM)	500,000	560,870
California Municipal Finance Authority Senior Living Revenue
(Mt. San Antonio Gardens Project)
Series A 4.00% 11/15/52	750,000	593,055
Series A 4.00% 11/15/56	1,075,000	831,480
California Public Finance Authority Senior Living Revenue
(Enso Village Project - Green Bonds)
Series A 144A 5.00% 11/15/46 #	1,000,000	873,450
Series A 144A 5.00% 11/15/51 #	500,000	425,095
Series A 144A 5.00% 11/15/56 #	640,000	534,438
California Statewide Communities Development Authority Revenue
(Adventist Health System/West)
Series A 4.00% 3/1/48	1,000,000	922,280
(Emanate Health)
Series A 4.00% 4/1/45	500,000	480,730
(Enloe Medical Center)
Series A 5.25% 8/15/52 (AGM)	2,000,000	2,189,640
(Front Porch Communities and Services)
4.00% 4/1/51	1,000,000	920,760
(Huntington Memorial Hospital)
4.00% 7/1/48	500,000	495,160
(John Muir Health)
Series A 5.00% 8/15/51	1,500,000	1,534,290
(Marin General Hospital - Green Bonds)
Series A 4.00% 8/1/45	500,000	452,080
(Redlands Community Hospital)
5.00% 10/1/46	1,000,000	1,019,560
Palomar Health, California Revenue
5.00% 11/1/47 (AGM)	500,000	516,830
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue
(Hospital Auxilio Mutuo Obligated Group Project)
5.00% 7/1/30	445,000	480,142
5.00% 7/1/32	900,000	979,884

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Washington Township Health Care District Revenue
Series A 3.75% 7/1/31	255,000	$249,548
		34,134,506
Housing Revenue Bonds — 3.70%
California Housing Finance Agency Revenue
Series 2019-2 Class A 4.00% 3/20/33	465,973	466,966
CSCDA Community Improvement Authority Essential Housing Revenue
(Jefferson-Anaheim)
Series A-2 144A 3.125% 8/1/56 #	1,500,000	1,073,535
(Parallel - Anaheim)
Series A 144A 4.00% 8/1/56 #	300,000	250,419
(Pasadena Portfolio)
Series A-2 144A 3.00% 12/1/56 #	3,510,000	2,463,142
Independent Cities, California Finance Authority Mobile Home Park Revenue
(Pillar Ridge)
Series A 5.25% 5/15/44	1,000,000	1,002,580
Series A 5.25% 5/15/49	1,200,000	1,202,640
Los Angeles, California Housing Authority Revenue
(Union Portfolio Project)
Series A 3.25% 6/1/35	250,000	244,095
Series A 4.00% 6/1/30	135,000	141,205
San Diego County, California Regional Airport Authority Revenue
(Private Activity)
Series B 5.00% 7/1/46 (AMT)	1,500,000	1,572,990
Santa Clara County, California Multifamily Housing Authority Revenue
(RiverTown Apartments Project)
Series A 5.85% 8/1/31 (AMT)	805,000	806,682
		9,224,254
Industrial Development Revenue/Pollution Control
Revenue Bonds — 12.00%
California Community Choice Financing Authority Revenue
(Clean Energy Project - Green Bonds)
5.00% 5/1/54 •	2,500,000	2,685,000
(Clean Energy Project)
Series A-1 5.00% 12/1/53 •	1,500,000	1,573,995
Series D 5.50% 5/1/54 •	2,000,000	2,127,840

Schedules of investments

Delaware Tax-Free California Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution Control
Revenue Bonds (continued)
California County Tobacco Securitization Agency Revenue
(Gold Country Settlement Funding Corporation)
Series B-1 4.00% 6/1/49	40,000	$39,958
(Stanislaus County Tobacco Funding Corporation)
Series D 9.019% 6/1/55 ^	1,000,000	79,040
California Infrastructure & Economic Development Bank Revenue
(Brightline West Passenger Rail Project)
144A 8.00% 1/1/50 (AMT) #, •	1,250,000	1,271,487
California M-S-R Energy Authority Revenue
Series C 6.50% 11/1/39	1,905,000	2,449,201
Series C 7.00% 11/1/34	300,000	380,775
California Pollution Control Financing Authority Revenue (Calplant I Project)
144A 8.00% 7/1/39 (AMT) #, ‡	300,000	4,050
(Poseidon Resources (ChannelSide) LP Desalination Project)
144A 5.00% 11/21/45 (AMT) #	940,000	940,498
(Waste Management Project)
Series A1 3.375% 7/1/25 (AMT)	300,000	300,744
Children's Trust Fund Revenue, Commonwealth of Puerto Rico
(Tobacco Settlement Asset-Backed)
Series A 8.21% 5/15/57 ^	47,000,000	3,877,500
Golden State, California Tobacco Securitization Settlement Revenue
(Capital Appreciation)
Subordinate Series B-2 4.959% 6/1/66 ^	9,450,000	1,075,693
(Tobacco Settlement Asset-Backed)
Series A-1 5.00% 6/1/51	3,500,000	3,673,705
Inland, California Empire Tobacco Securitization Revenue
(Capital Appreciation Turbo Asset-Backed)
Series E 144A 8.596% 6/1/57 #, ^	8,500,000	676,515
Series F 144A 9.491% 6/1/57 #, ^	29,440,000	1,915,955
Long Beach, California Bond Finance Authority Natural Gas Purchase Revenue
Series A 5.50% 11/15/37	165,000	189,260
M-S-R Energy Authority, California Gas Revenue
Series B 6.50% 11/1/39	750,000	964,253

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution Control
Revenue Bonds (continued)
Southern California Public Power Authority Revenue
(Natural Gas Project)
Series A 5.00% 11/1/33	295,000	$318,376
Tobacco Securitization Authority of Northern California Revenue
(Sacramento County)
Series A Class 1 Senior 4.00% 6/1/49	1,200,000	1,139,496
Tobacco Securitization Authority of Southern California Revenue
(Capital Appreciation-2nd Subordinate Lien)
Series C 7.028% 6/1/46 ^	16,770,000	3,366,410
(Capital Appreciation-3rd Subordinate Lien)
Series D 7.487% 6/1/46 ^	5,270,000	881,355
		29,931,106
Lease Revenue Bonds — 3.33%
California Municipal Finance Authority Revenue
(Orange County Civic Center Infrastructure
Improvement Program - Phase II)
Series A 5.00% 6/1/43	750,000	799,545
California State Public Works Board Revenue
Series E 3.00% 10/1/36 (AGM)	1,525,000	1,468,636
(Green Bonds)
Series D 4.00% 5/1/47	2,520,000	2,535,599
Irvine, California Facilities Financing Authority Revenue
(Gateway Preserve Land Acquisition Project)
4.25% 5/1/53	2,500,000	2,508,550
Oceanside, California Public Financing Authority Revenue
(EL Corazon Aquatics Center Project)
4.00% 11/1/49	1,000,000	1,003,260
		8,315,590
Local General Obligation Bonds — 4.25%
Alameda, California Oakland Unified School District
Series A 5.25% 8/1/48 (AGM)	1,500,000	1,719,330
Anaheim, California School District Capital Appreciation Election of 2002
4.58% 8/1/25 (NATL) ^	1,000,000	954,530
Bass Lake, California Joint Union Elementary School District Election of 2006
4.40% 8/1/45 (AGM) ^	2,025,000	780,415

Schedules of investments

Delaware Tax-Free California Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Long Beach, California Community College District
Series D 3.00% 8/1/38	1,250,000	$1,141,213
Palomar Health, California
Series B 4.00% 8/1/37	1,000,000	1,004,480
San Bernardino and Los Angeles Counties, California Victor Valley Community College District Election of 2008
Series E 5.00% 8/1/51	1,445,000	1,597,953
San Bernardino County, California Oro Grande Elementary School District
4.00% 9/15/32	300,000	297,618
San Diego County, California Certificates of Participation
(County Public Health Laboratory and Capital Improvements)
5.00% 10/1/53	1,000,000	1,111,220
San Diego County, California Unified School District
(Dedicated Unlimited Ad Valorem Property Tax Bonds)
Series G-3 4.00% 7/1/53	1,500,000	1,494,345
San Francisco Bay Area, California Rapid Transit District Election of 2016
(Green Bonds)
Series B-1 4.00% 8/1/44	500,000	505,140
		10,606,244
Pre-Refunded/Escrowed to Maturity Bonds — 2.11%
California Health Facilities Financing Authority Revenue
(Sutter Health)
Series A 5.00% 8/15/43-25 §	1,000,000	1,028,900
California Municipal Finance Authority Revenue
(Retirement Housing Foundation Obligated Group)
Series A 5.00% 11/15/32	425,000	502,758
California School Finance Authority Revenue
(Aspire Public School)
144A 5.00% 8/1/41-25 #, §	25,000	25,703
Fresno, California Unified School District Election of 2016
Series A 5.00% 8/1/41-26 §	500,000	529,690
Golden State, California Tobacco Securitization Settlement Revenue
(Enhanced Asset-Backed)
Series A 5.00% 6/1/45-25 §	1,000,000	1,026,750

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
New Haven, California Unified School District
Election of 2014
Series A 5.00% 8/1/40-25 §	1,000,000	$1,030,230
San Francisco Bay Area, California Subordinate Toll Bridge Authority Revenue
Series S-H 5.00% 4/1/44-29 §	1,000,000	1,129,030
		5,273,061
Special Tax Revenue Bonds — 13.58%
California State Public Works Board Revenue
(Various Capital Projects)
Series B 4.00% 5/1/39	1,555,000	1,632,672
Series B 4.00% 5/1/46	1,000,000	1,009,900
Commonwealth of Puerto Rico Revenue
(Restructured)
3.139% 11/1/43 •	4,884,602	2,863,598
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable)
7.50% 8/20/40	6,553,179	6,254,625
Irvine, California Community Facilities District Revenue
(Great Park)
4.00% 9/1/58 (BAM)	750,000	752,062
5.25% 9/1/53 (BAM)	1,000,000	1,119,270
Irvine, California Facilities Financing Authority Revenue
(Irvine Great Park Infrastructure Project)
Series A 5.00% 9/1/48 (BAM)	1,000,000	1,122,430
Jurupa Valley, California Community Facilities District No. 36 Revenue
(Eastvale Area)
Series A 4.125% 9/1/42	200,000	190,856
Series A 4.25% 9/1/47	300,000	281,328
Matching Fund Special Purpose Securitization, Virgin Islands
Series A 5.00% 10/1/32	500,000	536,780
Ontario, California Community Facilities District No. 28 Revenue
(New Haven Facilities - Area A)
5.00% 9/1/47	230,000	234,720
Orange County, California Community Facilities District No. 2023-1 Revenue
(Rienda Phase 2B)
Series A 5.50% 8/15/53	500,000	520,720

Schedules of investments

Delaware Tax-Free California Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	2,780,000	$2,781,584
Series A-1 5.00% 7/1/58	1,975,000	1,989,793
Series A-1 5.319% 7/1/51 ^	23,429,000	5,659,978
Series A-1 5.634% 7/1/46 ^	10,820,000	3,522,559
Series A-2 4.329% 7/1/40	1,595,000	1,587,695
Sacramento County, California Transient Occupancy Tax Revenue
(Convention Center Complex)
Senior Series A 5.00% 6/1/38	500,000	532,940
Senior Series A 5.00% 6/1/48	1,000,000	1,042,430
Tulare Redevelopment Agency Successor Agency Revenue
Series A 4.00% 8/1/40 (BAM)	250,000	251,493
		33,887,433
State General Obligation Bonds — 8.49%
California State
(Various Purpose)
4.00% 8/1/36	2,000,000	2,026,020
4.00% 10/1/36	500,000	527,515
5.00% 4/1/32	2,520,000	2,988,695
5.00% 10/1/34	3,000,000	3,609,240
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/41	1,901,743	1,766,396
Series A-1 4.00% 7/1/46	1,600,636	1,446,655
State of California
(Various Purpose)
3.00% 3/1/46	3,000,000	2,493,570
4.00% 9/1/42	1,750,000	1,820,122
5.00% 8/1/46	1,000,000	1,036,430
5.25% 10/1/45	3,000,000	3,471,870
		21,186,513
Transportation Revenue Bonds — 10.90%
California Municipal Finance Authority Senior Lien Revenue
(LINXS APM Project)
Series A 4.00% 12/31/47 (AMT)	1,750,000	1,557,028
Series A 5.00% 12/31/43 (AMT)	1,000,000	1,000,070

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Foothill-Eastern, California Transportation Corridor Agency Toll Road Revenue
Series B-1 3.95% 1/15/53	300,000	$278,265
Series B-2 3.50% 1/15/53 (AGM)	500,000	439,080
(Junior Lien)
Series C 4.00% 1/15/43	2,275,000	2,267,106
(Senior Lien)
Series A 4.00% 1/15/46	2,000,000	1,945,900
Long Beach, California Marina Revenue
(Alamitos Bay Marina Project)
5.00% 5/15/45	500,000	500,790
Los Angeles, California Department of Airports Revenue
Series A 5.00% 5/15/33 (AMT)	1,545,000	1,713,312
Series B 5.00% 5/15/46 (AMT)	300,000	303,900
Series D 4.00% 5/15/41 (AMT)	3,000,000	2,975,460
Series D 5.00% 5/15/36 (AMT)	1,000,000	1,013,330
Series F 4.00% 5/15/49 (AMT)	2,000,000	1,902,580
Series H 4.00% 5/15/47 (AMT)	1,500,000	1,447,110
(Private Activity)
Series G 5.00% 5/15/33 (AMT)	220,000	247,183
Port Authority of Guam Revenue
(Governmental)
Series A 5.00% 7/1/48	375,000	381,908
Sacramento County, California Airport System Revenue
Series C 5.00% 7/1/39 (AMT)	500,000	522,420
Subordinate Series B 5.00% 7/1/41	500,000	514,370
San Diego County, California Redevelopment Agency Revenue
(Centre City Redevelopment Project)
Series A 6.40% 9/1/25	325,000	325,845
San Diego County, California Regional Airport Authority Revenue
Series B 4.00% 7/1/56 (AMT) (BAM)	690,000	654,582
San Francisco City & County, California Airports Commission Revenue
(San Francisco International Airport)
Second Series A 5.00% 5/1/34 (AMT)	1,000,000	1,078,920
(San Francisco International Airport)
Series A 4.00% 5/1/49 (AMT)	2,025,000	1,917,533
Series E 4.00% 5/1/50 (AMT)	2,500,000	2,335,500
San Jose, California Airport Revenue
Series A 5.00% 3/1/47 (AMT)	200,000	203,216

Schedules of investments

Delaware Tax-Free California Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
San Jose, California Airport Revenue
Series B 5.00% 3/1/36	575,000	$611,777
Series B 5.00% 3/1/42	1,000,000	1,045,100
		27,182,285
Water & Sewer Revenue Bonds — 1.60%
Alameda and Contra Costa Counties, California East Bay Municipal Utility District Water System Revenue
Series A 5.00% 6/1/54	2,000,000	2,230,800
Arvin-Edison, California Water Storage District Revenue
4.00% 5/1/40	315,000	320,478
California Pollution Control Financing Authority Water Furnishing Revenue Refunding Bonds
(San Diego County Water Authority Desalination Project Pipeline)
144A 5.00% 11/21/45 #	250,000	255,460
Irvine, California Facilities Financing Authority Revenue
(Irvine Great Park Infrastructure Project)
Series A 4.00% 9/1/58 (BAM)	1,205,000	1,192,769
		3,999,507
Total Municipal Bonds (cost $242,622,643)		241,909,117

Short-Term Investments — 1.52%
Variable Rate Demand Notes — 1.52%¤
California Statewide Communities Development Authority Revenue
(Rady Children's Hospital - San Diego)
Series B 3.40% 8/15/47
(LOC - Wells Fargo Bank, N.A.)	1,800,000	1,800,000
Los Angeles, California Department of Water & Power Revenue
Subordinate Series A-2 3.74% 7/1/45
(SPA - Barclays Bank)	500,000	500,000

	Principal amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes¤ (continued)
Los Angeles, California Department of Water & Power Revenue
Subordinate Series B-3 3.74% 7/1/34
(SPA - Barclays Bank)	1,500,000	$1,500,000
Total Short-Term Investments (cost $3,800,000)		3,800,000
Total Value of Securities—98.47% (cost $246,422,643)		$245,709,117

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 29, 2024, the aggregate value of Rule 144A securities was $33,246,278, which represents 13.32% of the Fund’s net assets. See Note 7 in “Notes to financial statements.”

•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 29, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

‡	Non-income producing security. Security is currently in default.

^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 7 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 29, 2024.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

BAM – Insured by Build America Mutual Assurance

Schedules of investments

Delaware Tax-Free California Fund

Summary of abbreviations: (continued)

CHF – Collegiate Housing Foundation

CSCDA – California Statewide Communities Development Authority

ICEF – Inner City Education Foundation

KIPP – Knowledge is Power Program

LLC – Limited Liability Corporation

LOC – Letter of Credit

N.A. – National Association

NATL – Insured by National Public Finance Guarantee Corporation

SOFR01M – Secured Overnight Financing Rate 1 Month

SOFR03M – Secured Overnight Financing Rate 3 Month

SPA – Stand-by Purchase Agreement

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware Tax-Free Colorado Fund	February 29, 2024 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds — 95.83%
Education Revenue Bonds — 14.08%
Board of Governors of the Colorado State University System Enterprise Revenue
Series A 5.00% 3/1/43	3,990,000	$4,690,006
Series C 4.00% 3/1/47	1,065,000	1,046,128
Colorado Educational & Cultural Facilities Authority Revenue
(Alexander Dawson School-Nevada Project)
5.00% 5/15/29	1,230,000	1,269,704
(Aspen View Academy Project)
4.00% 5/1/51	500,000	402,685
4.00% 5/1/61	750,000	575,063
(Charter School - Aspen Ridge School Project)
Series A 144A 5.00% 7/1/36 #	500,000	499,960
Series A 144A 5.25% 7/1/46 #	1,350,000	1,311,862
(Charter School - Skyview Academy Project)
144A 5.50% 7/1/49 #	870,000	870,322
(Charter School Project)
5.00% 7/15/37	1,150,000	1,151,495
(Community Leadership Academy, Inc. Second Campus Project)
7.45% 8/1/48	1,000,000	1,001,110
(Global Village Academy - Northglenn Project)
144A 5.00% 12/1/50 #	950,000	804,137
144A 5.00% 12/1/55 #	1,000,000	827,070
(Golden View Classical Academy Project)
Series 2022 4.00% 1/1/52	1,115,000	888,744
(Liberty Common Charter School Project)
Series A 5.00% 1/15/39	1,000,000	1,000,330
(Littleton Preparatory Charter School Project)
5.00% 12/1/33	420,000	420,164
5.00% 12/1/42	540,000	539,957
(Loveland Classical Schools Project)
144A 5.00% 7/1/36 #	1,250,000	1,264,100
144A 5.00% 7/1/46 #	500,000	488,795
(Pinnacle Charter School Project)
5.00% 6/1/26	700,000	705,397
(Science Technology Engineering and Math School Project)
5.00% 11/1/44	890,000	884,633
5.00% 11/1/54	1,500,000	1,428,810
(Skyview Academy Project)
144A 5.375% 7/1/44 #	860,000	860,318

Schedules of investments

Delaware Tax-Free Colorado Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Colorado Educational & Cultural Facilities Authority Revenue
(University of Denver Project)
Series A 4.00% 3/1/35	400,000	$406,752
Series A 4.00% 3/1/36	550,000	557,931
(University of Lab Charter School)
144A 5.00% 12/15/45 #	500,000	500,755
(Vail Mountain School Project)
4.00% 5/1/46	80,000	69,258
5.00% 5/1/31	1,000,000	1,020,460
University of Colorado
(University Enterprise Refunding Revenue)
Series C-4 4.00% 6/1/51	4,250,000	4,177,240
		29,663,186
Electric Revenue Bonds — 4.58%
Colorado Springs Utilities System Refunding Revenue
Series A 4.00% 11/15/50	2,035,000	1,997,881
Series B 5.25% 11/15/52	2,000,000	2,219,540
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery)
Series A 5.00% 10/1/35	1,640,000	1,791,405
Loveland, Colorado Electric & Communications Enterprise Revenue
Series A 5.00% 12/1/44	1,000,000	1,049,530
Platte River, Colorado Power Authority Revenue
Series JJ 5.00% 6/1/27	1,000,000	1,045,350
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	170,000	45,050
Series AAA 5.25% 7/1/25 ‡	95,000	25,175
Series CCC 5.25% 7/1/27 ‡	705,000	186,825
Series WW 5.00% 7/1/28 ‡	660,000	174,900
Series WW 5.25% 7/1/33 ‡	210,000	55,650
Series WW 5.50% 7/1/17 ‡	460,000	120,750
Series WW 5.50% 7/1/19 ‡	360,000	94,500
Series XX 4.75% 7/1/26 ‡	105,000	27,825
Series XX 5.25% 7/1/40 ‡	1,840,000	487,600
Series XX 5.75% 7/1/36 ‡	365,000	96,725
Series ZZ 4.75% 7/1/27 ‡	85,000	22,525
Series ZZ 5.00% 7/1/19 ‡	620,000	162,750
Series ZZ 5.25% 7/1/24 ‡	140,000	37,100
		9,641,081

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds — 22.56%
Colorado Health Facilities Authority Revenue
(Aberdeen Ridge)
Series A 5.00% 5/15/58	1,500,000	$934,695
(AdventHealth Obligated Group)
Series A 3.00% 11/15/51	6,325,000	4,786,380
Series A 4.00% 11/15/43	2,290,000	2,248,482
Series A 4.00% 11/15/50	6,015,000	5,672,446
(American Baptist)
7.625% 8/1/33	150,000	150,021
8.00% 8/1/43	1,000,000	997,930
(Bethesda Project)
Series A-1 5.00% 9/15/48	2,250,000	2,005,155
(Cappella of Grand Junction Project)
144A 5.00% 12/1/54 #	2,220,000	1,396,069
(CommonSpirit Health)
Series A-1 4.00% 8/1/37	1,885,000	1,868,242
Series A-1 4.00% 8/1/38	120,000	118,661
Series A-1 4.00% 8/1/44	300,000	289,536
Series A-2 4.00% 8/1/49 (BAM)	3,670,000	3,570,066
Series A-2 5.00% 8/1/37	1,500,000	1,599,105
Series A-2 5.00% 8/1/39	5,000	5,295
(Covenant Living Communities and Services)
Series A 4.00% 12/1/40	1,250,000	1,164,575
(Covenant Retirement Communities, Inc.)
Series A 5.00% 12/1/35	1,000,000	1,005,710
(Craig Hospital Project)
Series A 5.00% 12/1/47	1,830,000	1,943,497
(Frasier Project)
Series A 4.00% 5/15/48	1,000,000	821,460
(Intermountain Healthcare)
Series A 5.00% 5/15/52	1,195,000	1,277,276
(Mental Health Center Denver Project)
Series A 5.75% 2/1/44	2,000,000	2,000,700
(National Jewish Health Project)
5.00% 1/1/27	300,000	300,015
(Parkview Medical Center, Inc. Project)
Series A 4.00% 9/1/50	1,750,000	1,647,170
(Sanford)
Series A 5.00% 11/1/44	3,410,000	3,569,929
(SCL Health System)
Series A 4.00% 1/1/37	4,470,000	4,583,895

Schedules of investments

Delaware Tax-Free Colorado Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(Sunny Vista Living Center)
Series A 144A 6.25% 12/1/50 #	935,000	$633,500
(Vail Valley Medical Center Project)
5.00% 1/15/35	1,000,000	1,030,550
(Valley View Hospital Association Project)
Series A 4.00% 5/15/35	685,000	694,926
Denver, Colorado Health & Hospital Authority Revenue
Series A 4.00% 12/1/39	1,000,000	928,710
Series A 4.00% 12/1/40	250,000	229,890
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority Revenue
(Hospital Auxilio Mutuo Obligated Group Project)
4.00% 7/1/39	75,000	70,537
		47,544,423
Housing Revenue Bond — 1.23%
Denver City & County, Colorado Housing Authority Revenue
(Flo Senior Apartments Project)
4.50% 7/1/41	2,500,000	2,582,300
		2,582,300
Industrial Development Revenue/Pollution Control
Revenue Bonds — 4.64%
Children's Trust Fund Revenue, Commonwealth of Puerto Rico
(Tobacco Settlement Asset-Backed)
Series A 8.21% 5/15/57 ^	52,100,000	4,298,250
City & County of Denver, Colorado Special Facilities Airport Revenue
(United Airlines, Inc. Project)
5.00% 10/1/32 (AMT)	215,000	214,983
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	4,250,000	5,255,975
		9,769,208
Lease Revenue Bonds — 2.38%
Colorado Higher Education Lease Purchase Financing Program Revenue
4.00% 9/1/41	1,000,000	1,008,770

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Colorado State Department of Transportation Certificates of Participation Revenue
5.00% 6/15/34	660,000	$681,226
5.00% 6/15/36	1,055,000	1,085,426
Denver, Colorado Health & Hospital Authority Revenue
(550 Acoma, Inc.)
4.00% 12/1/38	750,000	706,612
State of Colorado Revenue
4.00% 3/15/37	1,500,000	1,540,455
		5,022,489
Local General Obligation Bonds — 8.71%
Adams & Weld Counties, Colorado School District No. 27J Brighton
4.00% 12/1/46	1,370,000	1,373,781
Beacon Point, Colorado Metropolitan District
5.00% 12/1/30 (AGM)	1,130,000	1,160,861
Commerce City, Colorado Northern Infrastructure General Improvement District
5.00% 12/1/32 (AGM)	2,125,000	2,126,360
Denver City & County, Colorado School District No. 1
Series A 5.00% 12/1/45	5,000,000	5,553,000
El Paso County School District No. 2 Harrison
5.00% 12/1/38	1,000,000	1,077,550
Grand River, Colorado Hospital District
5.25% 12/1/35 (AGM)	1,000,000	1,066,620
Jefferson County, Colorado School District No. R-1
5.25% 12/15/24	1,250,000	1,269,300
Verve, Colorado Metropolitan District No. 1
5.00% 12/1/51	2,000,000	1,585,420
Weld County, Colorado School District No. Re-1
5.00% 12/15/31 (AGM)	1,000,000	1,052,890
Weld County, Colorado School District No. Re-3J
5.00% 12/15/34 (BAM)	2,000,000	2,093,260
		18,359,042
Pre-Refunded Bonds — 2.31%
City of Commerce, Colorado Sales and Use Tax Revenue
5.00% 8/1/44-24 (AGM) §	1,500,000	1,509,420
Colorado Educational & Cultural Facilities Authority Revenue
(Atlas Preparatory Charter School)
144A 5.25% 4/1/45-25 #, §	1,300,000	1,327,014

Schedules of investments

Delaware Tax-Free Colorado Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds (continued)
Colorado Health Facilities Authority Revenue
(NCMC Project)
4.00% 5/15/32-26 §	2,000,000	$2,036,120
		4,872,554
Special Tax Revenue Bonds — 19.25%
City & County of Denver, Colorado Dedicated Excise Tax Revenue
Series A 4.00% 8/1/51	1,000,000	972,650
Colorado Regional Transportation District Sales Tax Revenue
(FasTracks Project)
Series A 5.00% 11/1/30	670,000	704,780
Series A 5.00% 11/1/31	1,495,000	1,571,828
Commonwealth of Puerto Rico
3.799% 11/1/51 •	1,306,663	602,698
Commonwealth of Puerto Rico Revenue
(Restructured)
3.325% 11/1/43 •	4,266,912	2,501,477
Denver, Colorado Convention Center Hotel Authority Revenue
5.00% 12/1/40	2,660,000	2,679,498
Fountain Urban Renewal Authority, Colorado Revenue
(South Academy Highlands Project)
Series A 5.50% 11/1/44	1,375,000	1,373,309
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable)
7.50% 8/20/40	7,214,547	6,889,892
Lincoln Park Metropolitan District Douglas County, Colorado Revenue
5.00% 12/1/46 (AGM)	1,000,000	1,039,580
Matching Fund Special Purpose Securitization, Virgin Islands
Series A 5.00% 10/1/32	450,000	483,102
Plaza Metropolitan District No. 1, Colorado Revenue
144A 5.00% 12/1/40 #	1,265,000	1,245,582
Prairie Center Metropolitan District No. 3, Colorado Revenue
Series A 144A 5.00% 12/15/41 #	1,000,000	1,003,780
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	3,986,000	3,988,272
Series A-1 5.00% 7/1/58	2,910,000	2,931,796

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 5.696% 7/1/46 ^	10,000,000	$3,255,600
Series A-1 6.142% 7/1/51 ^	17,857,000	4,313,894
Series A-2 4.536% 7/1/53	3,000,000	2,906,160
Southlands Metropolitan District No. 1, Colorado
Revenue
Series A-1 5.00% 12/1/37	500,000	502,470
Series A-1 5.00% 12/1/47	300,000	293,607
Thornton, Colorado Development Authority Revenue
(East 144th Avenue & I-25 Project)
Series B 5.00% 12/1/35	485,000	489,248
Series B 5.00% 12/1/36	810,000	817,031
		40,566,254
State General Obligation Bonds — 0.80%
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/37	295,740	282,455
Series A-1 4.00% 7/1/41	1,127,839	1,047,571
Series A-1 4.00% 7/1/46	400,000	361,520
		1,691,546
Transportation Revenue Bonds — 11.31%
City & County of Denver, Colorado Airport System Revenue
Series A 4.00% 11/15/41 (AMT)	710,000	704,079
Series A 4.00% 12/1/43 (AMT)	4,445,000	4,305,294
Series A 4.00% 12/1/48 (AMT)	400,000	375,732
Series A 5.00% 11/15/30 (AMT)	1,500,000	1,578,135
Series A 5.00% 11/15/47 (AMT)	1,000,000	1,058,470
Series A 5.25% 12/1/43 (AMT)	2,000,000	2,097,520
Colorado High Performance Transportation Enterprise Revenue
(C-470 Express Lanes)
5.00% 12/31/56	3,250,000	3,257,312
(U.S. 36 & I-25 Managed Lanes)
5.75% 1/1/44 (AMT)	2,140,000	2,143,296
Colorado Regional Transportation District Revenue
(Denver Transit Partners Eagle P3 Project)
Series A 3.00% 7/15/37	1,025,000	922,756
Series A 4.00% 7/15/34	1,100,000	1,146,299
Series A 4.00% 7/15/38	700,000	711,711

Schedules of investments

Delaware Tax-Free Colorado Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Colorado Regional Transportation District Revenue
(Denver Transit Partners Eagle P3 Project)
Series A 4.00% 7/15/39	1,500,000	$1,518,405
Series A 4.00% 7/15/40	2,815,000	2,838,899
Series A 5.00% 7/15/32	1,045,000	1,163,472
		23,821,380
Water & Sewer Revenue Bonds — 3.98%
Arapahoe County, Colorado Water & Wastewater Authority Revenue
4.00% 12/1/36	3,000,000	3,096,330
Douglas County, Colorado Centennial Water & Sanitation District Revenue
4.00% 12/1/38	500,000	510,100
Guam Waterworks Authority Water & Wastewater System Revenue Refunding
5.00% 7/1/37	575,000	595,890
Johnstown, Colorado Wastewater Revenue
4.00% 12/1/51	2,875,000	2,689,419
Metro Wastewater Reclamation District, Colorado Revenue
Series A 3.00% 4/1/38	1,620,000	1,493,283
		8,385,022
Total Municipal Bonds (cost $206,835,864)		201,918,485

Number of shares
Short-Term Investments — 3.77%
Money Market Mutual Funds — 0.36%
Dreyfus Tax Exempt Cash Management - Institutional Shares (seven-day effective yield 3.11%)	767,638	767,556
767,556

	Principal amount°
Variable Rate Demand Notes — 3.41%¤
Colorado Educational & Cultural Facilities Authority Revenue
Series A-12 3.70% 2/1/38 (LOC - Bank of America, N.A.)	1,700,000	1,700,000
(National Jewish Federation Bond Program) Series F-2 3.65% 7/1/41 (LOC - TD Bank N.A.)	3,475,000	3,475,000

	Principal amount°	Value (US $)
Variable Rate Demand Notes¤ (continued)
Colorado Health Facilities Authority Revenue
Series A 3.65% 12/1/52
(LOC - TD Bank N.A.)	2,000,000	$2,000,000
		7,175,000
Total Short-Term Investments (cost $7,942,556)		7,942,556
Total Value of Securities—99.60% (cost $214,778,420)		$209,861,041
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 29, 2024, the aggregate value of Rule 144A securities was $13,033,264, which represents 6.19% of the Fund’s net assets. See Note 7 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 7 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 29, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 29, 2024.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

BAM – Insured by Build America Mutual Assurance

LOC – Letter of Credit

Schedules of investments

Delaware Tax-Free Colorado Fund

Summary of abbreviations: (continued)

N.A. – National Association

SOFR01M – Secured Overnight Financing Rate 1 Month

SOFR03M – Secured Overnight Financing Rate 3 Month

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware Tax-Free Idaho Fund	February 29, 2024 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 96.10%
Education Revenue Bonds — 23.49%
Boise, Idaho State University Revenue
(General Project)
Series A 5.00% 4/1/47	500,000	$515,285
Series A 5.00% 4/1/48	435,000	451,234
Idaho Housing & Finance Association Revenue
Series A 5.00% 6/1/50	1,275,000	1,277,078
(Alturas International Academy Project)
4.00% 5/1/52	1,500,000	1,290,765
(Anser of Idaho Project)
Series A 2.25% 5/1/51	1,165,000	683,377
Series A 3.00% 5/1/41	3,150,000	2,541,294
Series A 4.00% 5/1/56	1,585,000	1,347,250
(Compass Public Charter School Project)
Series A 144A 6.00% 7/1/39 #	370,000	384,489
Series A 144A 6.00% 7/1/49 #	595,000	610,857
Series A 144A 6.00% 7/1/54 #	570,000	582,540
(Compass Public Charter School)
Series A 144A 5.00% 7/1/54 #	1,000,000	923,780
(Gem Prep: Meridian Project)
Series A 4.00% 5/1/57	1,000,000	833,920
(Idaho Arts Charter School Project)
Series A 4.00% 5/1/41	330,000	316,655
Series A 4.00% 5/1/50	520,000	466,450
Series A 4.00% 5/1/55	305,000	266,863
Series A 144A 5.00% 12/1/38 #	2,050,000	2,038,828
Series A 144A 5.00% 12/1/46 #	1,000,000	958,020
(Meridian South Charter School Project)
144A 4.00% 5/1/46 #	1,000,000	752,540
(North Star Charter School)
Series A 6.75% 7/1/48	529,151	537,326
Series B 144A 4.88% 7/1/49 #, ^	2,888,155	478,019
(Sage International School of Boise Project)
Series A 4.00% 5/1/50	3,000,000	2,670,300
Series A 4.00% 5/1/55	1,100,000	954,459
(Victory Charter School Project)
Series A 144A 5.00% 7/1/39 #	1,500,000	1,506,000
(White Pine Charter School Project)
Series A 5.75% 5/1/58	1,000,000	1,052,270
Idaho State University General Revenue
Series A 4.00% 4/1/37	350,000	359,790
Series A 4.50% 4/1/52	1,750,000	1,786,505
Series A 5.25% 4/1/42	605,000	675,428

Schedules of investments

Delaware Tax-Free Idaho Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Idaho State University Revenue
3.00% 4/1/49	1,700,000	$1,274,966
The Regents of The University of Idaho General Revenue
Series A 4.00% 4/1/45 (BAM)	700,000	701,939
Series A 5.00% 4/1/35 (AGM)	580,000	661,397
University of Idaho Revenue
Unrefunded Series A 5.00% 4/1/41	680,000	717,856
		29,617,480
Electric Revenue Bonds — 2.28%
Boise-Kuna, Idaho Irrigation District Revenue
(Idaho Arrowrock Hydroelectric Project)
5.00% 6/1/34	2,000,000	2,020,440
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	75,000	19,875
Series AAA 5.25% 7/1/25 ‡	45,000	11,925
Series CCC 5.25% 7/1/27 ‡	345,000	91,425
Series WW 5.00% 7/1/28 ‡	320,000	84,800
Series WW 5.50% 7/1/38 ‡	1,500,000	397,500
Series XX 4.75% 7/1/26 ‡	50,000	13,250
Series XX 5.25% 7/1/40 ‡	595,000	157,675
Series XX 5.75% 7/1/36 ‡	175,000	46,375
Series ZZ 4.75% 7/1/27 ‡	40,000	10,600
Series ZZ 5.25% 7/1/24 ‡	60,000	15,900
		2,869,765
Healthcare Revenue Bonds — 13.15%
Idaho Health Facilities Authority Revenue
(Madison Memorial Hospital Project)
5.00% 9/1/37	1,350,000	1,359,936
(St. Luke's Health System Project)
3.00% 3/1/51 (BAM)	3,300,000	2,514,039
4.00% 3/1/51 (BAM)	2,210,000	2,108,274
Series A 3.00% 3/1/51	3,000,000	2,169,750
Series A 4.00% 3/1/46	500,000	475,400
(Trinity Health Credit Group)
Series ID 4.00% 12/1/43	3,900,000	3,843,840
Series ID 5.00% 12/1/46	750,000	770,363
(Valley Vista Care Corporation)
Series A 4.00% 11/15/27	575,000	570,072
Series A 5.25% 11/15/37	1,005,000	853,908
Series A 5.25% 11/15/47	1,130,000	856,144

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Idaho State Building Authority Revenue
(Department of Health & Welfare Project)
Series B 5.00% 9/1/43	1,000,000	$1,060,280
		16,582,006
Housing Revenue Bonds — 4.71%
Idaho Housing & Finance Association Multifamily Housing Revenue
(Sunset Landing Apartments Project)
Series A 2.75% 7/1/40	1,300,000	1,062,802
Series A 3.125% 7/1/54	2,000,000	1,477,940
Idaho Housing & Finance Association Revenue
Series A 4.50% 1/21/49 (GNMA)	203,410	203,478
Idaho Housing & Finance Association Single Family Mortgage Revenue
Series A 4.75% 1/1/48 (GNMA)	1,000,000	1,019,410
Series C 3.00% 1/1/43 (FHA)	425,000	358,292
Series C 4.80% 7/1/53 (GNMA)	1,800,000	1,816,416
		5,938,338

Industrial Development Revenue/Pollution Control Revenue Bonds — 4.53%
Children's Trust Fund Revenue, Commonwealth of Puerto Rico
(Tobacco Settlement Asset-Backed)
Series A 8.21% 5/15/57 ^	30,000,000	2,475,000
Nez Perce County, Idaho Pollution Control Revenue
(Potlatch Project)
2.75% 10/1/24	1,250,000	1,237,337
Power County, Idaho Industrial Development Revenue
(FMC Project)
6.45% 8/1/32 (AMT)	2,000,000	2,006,720
		5,719,057
Lease Revenue Bonds — 11.44%
Boise, Idaho Urban Renewal Agency Revenue
5.00% 12/15/31	750,000	780,142
5.00% 12/15/32	750,000	779,535
City of Idaho Falls, Annual Appropriation Certificates of Participation Revenue
4.00% 9/15/39	1,050,000	1,064,416
Idaho Falls, Idaho Annual Appropriation Certificates of Participation Revenue
144A 5.25% 5/15/51 #	2,000,000	1,976,980

Schedules of investments

Delaware Tax-Free Idaho Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Idaho Fish & Wildlife Foundation Revenue
(Idaho Department of Fish & Game Headquarters Office Project)
4.00% 12/1/36	525,000	$541,301
4.00% 12/1/39	1,540,000	1,563,408
4.00% 12/1/42	1,300,000	1,304,888
4.00% 12/1/44	250,000	249,253
(Idaho Department of Fish & Game Nampa Regional Office Project)
5.00% 12/1/41	200,000	214,202
Idaho Housing & Finance Association Economic Development Facilities Revenue
(TDF Facilities Project)
Series A 6.50% 2/1/26	420,000	420,634
Series A 7.00% 2/1/36	1,500,000	1,503,075
Idaho Housing & Finance Association Revenue
Series A 4.00% 7/15/39	2,735,000	2,768,176
Idaho State Building Authority Revenue
(Department of Health & Welfare Project)
Series B 4.00% 9/1/48	1,290,000	1,260,072
		14,426,082
Local General Obligation Bonds — 9.36%
Ada & Boise Counties, Idaho Independent School District Boise City
5.00% 8/1/34	1,000,000	1,054,060
5.00% 8/1/35	1,160,000	1,222,049
5.00% 8/1/36	500,000	525,605
Canyon County, Idaho School District No. 139 Vallivue
5.00% 9/15/42	1,000,000	1,127,430
5.00% 9/15/43	2,000,000	2,247,160
(School Board Guaranteed)
Series B 5.00% 9/15/24	1,480,000	1,481,998
City of Ketchum, Idaho
2.125% 9/15/41	500,000	361,015
Idaho Bond Bank Authority Revenue
Series A 4.00% 9/15/33	530,000	548,380
Series A 4.00% 9/15/37	1,000,000	1,016,580
Series C 5.00% 9/15/42	500,000	522,575
Madison County, Idaho School District No. 321 Rexburg
(Sales Tax & Credit Enhancement Guaranty)
Series B 5.00% 9/15/31	600,000	642,612

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Nez Perce County, Idaho Independent School District No. 1
(Sales Tax & Credit Enhancement Guaranty)
Series B 5.00% 9/15/36	1,000,000	$1,052,860
		11,802,324
Pre-Refunded Bonds — 1.35%
Ada & Canyon Counties, Idaho Joint School District No. 3 Kuna
(Sales Tax & Credit Enhancement Guaranty)
Series B 5.00% 9/15/35-27 §	1,100,000	1,175,185
Idaho State Building Authority Revenue
(State Office Campus Project)
Series A 4.00% 9/1/48-27 §	500,000	522,430
		1,697,615
Resource Recovery Revenue Bond — 0.32%
Idawy, Idaho Solid Waste District Revenue
Series A 3.00% 1/1/50	550,000	403,211
		403,211
Special Tax Revenue Bonds — 21.04%
Commonwealth of Puerto Rico Revenue
3.799% 11/1/51 •	3,330,467	1,536,178
(Restructured)
3.373% 11/1/43 •	2,315,951	1,357,726
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable)
7.50% 8/20/40	4,455,307	4,254,818
Idaho Bond Bank Authority Revenue
Series A 4.00% 9/15/39	230,000	234,897
Idaho Housing & Finance Association Sales Tax Revenue
(Transportation Expansion And Congestion Mitigation)
5.00% 8/15/47	3,630,000	3,997,102
Series A 4.00% 8/15/48	2,370,000	2,329,876
Series A 5.25% 8/15/48	1,620,000	1,824,865
Idaho Water Resource Board Loan Program Revenue
(Ground Water Rights Mitigation)
Series A 5.00% 9/1/32	3,565,000	3,566,925
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.55% 7/1/40	875,000	881,781
Series A-1 4.75% 7/1/53	3,045,000	3,046,736
Series A-1 5.00% 7/1/58	691,000	696,176

Schedules of investments

Delaware Tax-Free Idaho Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 5.466% 7/1/46 ^	3,320,000	$1,080,859
Series A-1 5.974% 7/1/51 ^	7,109,000	1,717,392
		26,525,331
Transportation Revenue Bonds — 2.72%
City of Boise, Idaho Airport Revenue
(Employee Parking Facilities Project)
Series B 4.00% 9/1/51 (AMT)	1,955,000	1,816,390
(Public Parking Facilities Project)
Series A 5.00% 9/1/51	1,500,000	1,615,425
		3,431,815
Water & Sewer Revenue Bond — 1.71%
City of Boise, Idaho Water Renewal Revenue
5.00% 9/1/51	2,000,000	2,162,260
		2,162,260
Total Municipal Bonds (cost $126,042,472)		121,175,284

	Number of shares
Short-Term Investments — 2.65%
Money Market Mutual Funds — 2.65%
Dreyfus Tax Exempt Cash Management - Institutional Shares (seven-day effective yield 3.11%)	3,341,946	3,341,598
Total Short-Term Investments (cost $3,341,598)		3,341,598
Total Value of Securities—98.75% (cost $129,384,070)		$124,516,882
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 29, 2024, the aggregate value of Rule 144A securities was $10,212,053, which represents 8.10% of the Fund’s net assets. See Note 7 in “Notes to financial statements.”
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 7 in “Notes to financial statements.”

•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 29, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

BAM – Insured by Build America Mutual Assurance

FHA – Federal Housing Administration

GNMA – Government National Mortgage Association

SOFR01M – Secured Overnight Financing Rate 1 Month

SOFR03M – Secured Overnight Financing Rate 3 Month USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware Tax-Free New York Fund	February 29, 2024 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 96.01%
Education Revenue Bonds — 17.80%
Buffalo & Erie County, New York Industrial Land Development Revenue
(Tapestry Charter School Project)
Series A 5.00% 8/1/52	500,000	$466,285
Build NYC, New York Resource Revenue
(Classical Charter Schools Project)
Series A 4.75% 6/15/53	1,700,000	1,672,103
(East Harlem Scholars Academy Charter School Project)
144A 5.75% 6/1/62 #	1,000,000	1,024,090
(Inwood Academy for Leadership Charter School Project)
Series A 144A 5.50% 5/1/48 #	500,000	501,985
(KIPP NYC Public School Facilities - Canal West Project)
5.00% 7/1/35	530,000	576,179
5.00% 7/1/42	1,365,000	1,425,210
(Manhattan College Project)
5.00% 8/1/47	500,000	504,025
(Metropolitan College of New York Project)
5.50% 11/1/44	600,000	360,000
(Metropolitan Lighthouse Charter School Project)
Series A 144A 5.00% 6/1/52 #	250,000	242,620
(New Dawn Charter Schools Project)
144A 5.75% 2/1/49 #	500,000	477,700
(New World Preparatory Charter School Project)
Series A 144A 4.00% 6/15/51 #	315,000	232,593
Series A 144A 4.00% 6/15/56 #	450,000	321,719
(The Packer Collegiate Institute Project)
5.00% 6/1/40	750,000	756,352
Dutchess County, New York Local Development Revenue
(Vassar College Project)
5.00% 7/1/36	1,000,000	1,055,630
5.00% 7/1/37	1,000,000	1,051,970
Hempstead Town, New York Local Development Revenue
(Hofstra University Project)
5.00% 7/1/42	500,000	518,975
Madison County, New York Capital Resource Revenue
(Colgate University Refunding Project)
Series B 5.00% 7/1/39	1,000,000	1,013,130

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Monroe County, New York Industrial Development Revenue
(St. John Fisher College Project)
Series A 5.50% 6/1/39	300,000	$301,179
(True North Rochester Preparatory Charter School Project)
144A 5.00% 6/1/50 #	705,000	705,557
Series A 144A 5.00% 6/1/59 #	1,000,000	989,310
(University of Rochester Project)
Series A 4.00% 7/1/50	2,125,000	2,066,052
Series A 5.00% 7/1/53	1,000,000	1,089,730
Nassau County, New York Local Economic Assistance Revenue
(Roosevelt Children's Academy Charter School Project)
Series A 5.00% 7/1/55	1,750,000	1,740,305
New York City, New York Trust for Cultural Resources Revenue
(Alvin Ailey Dance Foundation)
Series A 4.00% 7/1/46	1,000,000	927,670
New York State Dormitory Authority Revenue
(Columbia University)
Series A 5.00% 10/1/50	2,325,000	2,790,535
(Fordham University)
5.00% 7/1/44	650,000	652,288
(New York University)
5.50% 7/1/40 (AMBAC)	740,000	891,419
New York State Dormitory Authority Revenue Non-State
Supported Debt
Series A 5.00% 7/1/33	2,000,000	2,092,260
(Hudson City School District)
Unrefunded Series A 5.625% 10/1/29 (AGC)	375,000	375,686
(New York State University Dormitory Facilities)
Series A 5.00% 7/1/37	2,200,000	2,354,594
(New York University)
Series A 5.00% 7/1/39	2,000,000	2,071,260
(Vaughn College of Aeronautics and Technology)
Series A 144A 5.50% 12/1/46 #	300,000	282,549
Saratoga County, New York Capital Resource Revenue
(Skidmore College Project)
5.00% 7/1/43	3,570,000	3,778,631
5.00% 7/1/48	1,000,000	1,051,620

Schedules of investments

Delaware Tax-Free New York Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
St. Lawrence County, New York Industrial Development
Agency Civic Development Revenue
(St. Lawrence University Project)
Series A 4.00% 7/1/43	1,000,000	$1,003,260
Tompkins County, New York Development Revenue
(Ithaca College Project)
5.00% 7/1/34	750,000	763,680
Westchester County, New York Local Development Revenue
(Pace University)
Series A 5.00% 5/1/34	1,725,000	1,726,828
Yonkers, New York Economic Development Educational Revenue
(Lamartine/Warburton LLC - Charter School of Educational Excellence Project)
Series A 5.00% 10/15/49	795,000	776,047
Series A 5.00% 10/15/50	250,000	242,823
		40,873,849
Electric Revenue Bonds — 5.94%
Build NYC, New York Resource Revenue
(Brooklyn Navy Yard Cogeneration Partners, L.P. Project)
144A 5.25% 12/31/33 (AMT) #	1,000,000	913,570
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery)
Series A 5.00% 10/1/35	1,310,000	1,430,939
Long Island, New York Power Authority Electric System
Revenue
5.00% 9/1/37	450,000	484,547
5.00% 9/1/38	2,000,000	2,145,900
5.00% 9/1/42	1,500,000	1,570,245
Series B 5.00% 9/1/41	2,065,000	2,142,747
New York Power Authority Revenue
4.00% 11/15/40 (AGM)	1,000,000	1,012,460
Series A 5.125% 11/15/58 (AGM)	1,500,000	1,659,240
New York State Power Authority Revenue
Series A 4.00% 11/15/50	1,000,000	984,950
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	65,000	17,225
Series A 6.75% 7/1/36 ‡	625,000	165,625
Series AAA 5.25% 7/1/25 ‡	35,000	9,275
Series TT 5.00% 7/1/32 ‡	1,120,000	296,800

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series WW 5.25% 7/1/33 ‡	195,000	$51,675
Series WW 5.50% 7/1/17 ‡	420,000	110,250
Series WW 5.50% 7/1/19 ‡	330,000	86,625
Series XX 4.75% 7/1/26 ‡	40,000	10,600
Series XX 5.25% 7/1/40 ‡	1,430,000	378,950
Series ZZ 4.75% 7/1/27 ‡	30,000	7,950
Series ZZ 5.00% 7/1/19 ‡	570,000	149,625
Series ZZ 5.25% 7/1/24 ‡	50,000	13,250
		13,642,448
Healthcare Revenue Bonds — 8.73%
Buffalo & Erie County, New York Industrial Land Development Revenue
(Catholic Health System Project)
Series N 5.25% 7/1/35	250,000	219,350
Build NYC, New York Resource Revenue
(The Children's Aid Society Project)
4.00% 7/1/49	1,000,000	946,830
Dutchess County, New York Local Development Revenue
(Nuvance Health)
Series B 4.00% 7/1/49	1,000,000	901,220
Guilderland, New York Industrial Development Agency Revenue
(Albany Place Development LLC Project)
Series A 144A 5.875% 1/1/52 #, ‡	500,000	300,000
Monroe County, New York Industrial Development Revenue
(Rochester General Hospital Project)
5.00% 12/1/36	405,000	416,089
5.00% 12/1/46	540,000	546,577
(Rochester Regional Health Project)
Series D 4.00% 12/1/38	2,550,000	2,485,434
Nassau County, New York Local Economic Assistance Revenue
(Catholic Health Services of Long Island Obligated Group Project)
5.00% 7/1/33	725,000	727,364
New York State Dormitory Authority Revenue
(Maimonides Medical Center)
3.00% 2/1/50 (FHA)	3,135,000	2,343,412
(Montefiore Obligated Group)
Series A 4.00% 8/1/38	1,000,000	971,710

Schedules of investments

Delaware Tax-Free New York Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New York State Dormitory Authority Revenue
(Montefiore Obligated Group)
Series A 4.00% 9/1/45	2,000,000	$1,825,640
Series A 4.00% 9/1/50	500,000	439,235
(Northwell Health Obligated Group)
Series A 5.00% 5/1/52	3,000,000	3,186,630
New York State Dormitory Authority Revenue Non-State Supported Debt
(NYU Hospitals Center)
Series A 4.00% 7/1/40	465,000	467,632
(Orange Regional Medical Center Obligated Group)
144A 5.00% 12/1/34 #	800,000	755,272
New York State Dormitory Authority Revenue Non-State Supported Debt Revenue
(Orange Regional Medical Center Obligated Group)
144A 5.00% 12/1/45 #	700,000	659,624
Orange County, New York Funding Assisted Living Residence Revenue
(The Hamlet at Wallkill Assisted Living Project)
6.50% 1/1/46	300,000	242,094
Puerto Rico Industrial, Tourist, Educational, Medical &
Environmental Control Facilities Financing Authority Revenue
(Hospital Auxilio Mutuo Obligated Group Project)
4.00% 7/1/36	400,000	385,228
Southold, New York Local Development Revenue (Peconic Landing at Southold Project)
5.00% 12/1/45	750,000	712,740
Westchester County, New York Local Development Revenue
(Purchase Senior Learning Community, Inc. Project)
Series A 144A 5.00% 7/1/46 #	615,000	590,966
Series A 144A 5.00% 7/1/56 #	1,000,000	931,870
		20,054,917
Housing Revenue Bonds — 3.11%
New York City, New York Housing Development Revenue
4.80% 2/1/53	1,750,000	1,792,315
(Sustainable Development Bonds)
Series A 5.00% 5/1/63	2,125,000	2,228,041
Series B-1 5.30% 11/1/53	2,000,000	2,098,800

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
New York State Mortgage Agency Homeowner Revenue
Series 250 4.80% 10/1/48	1,000,000	$1,021,810
		7,140,966
Industrial Development Revenue/Pollution Control
Revenue Bonds — 8.83%
Children's Trust Fund Revenue, Commonwealth of Puerto Rico
(Tobacco Settlement Asset-Backed)
Series A 8.21% 5/15/57 ^	48,900,000	4,034,250
Erie County, New York Tobacco Asset Securitization Revenue
(Capital Appreciation-Asset-Backed)
Series A 144A 9.23% 6/1/60 #, ^	65,350,000	4,300,030
New York City, New York Industrial Development Agency Revenue
(Queens Baseball Stadium Project)
Series A 3.00% 1/1/46 (AGM)	2,000,000	1,591,320
(Yankee Stadium Project)
Series A 3.00% 3/1/40 (AGM)	1,000,000	865,090
Series A 4.00% 3/1/45 (AGM)	1,000,000	979,740
New York Counties Tobacco Trust V Pass-Through Revenue
Series 4B 144A 0.971% 6/1/60 #, ♦, ^	39,000,000	1,909,050
New York Transportation Development Special Facilities Revenue
(Delta Airlines - LaGuardia Airport Terminals C&D
Redevelopment Project)
5.00% 1/1/36 (AMT)	2,015,000	2,074,885
(Terminal 4 John F. Kennedy International Airport Project)
5.00% 12/1/38 (AMT)	340,000	361,189
Suffolk County, New York Tobacco Asset Securitization Revenue
Senior Series A-2 4.00% 6/1/50	1,595,000	1,489,108
TSASC, New York
Fiscal 2017 Senior Series A 5.00% 6/1/41	1,900,000	1,931,065
Westchester County, New York Tobacco Asset
Securitization Revenue
Subordinate Series C 5.00% 6/1/45	750,000	749,970
		20,285,697

Schedules of investments

Delaware Tax-Free New York Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds — 6.36%
Hudson Yards, New York Infrastructure Revenue
(Tax-Exempt)
Series A 4.00% 2/15/44	2,875,000	$2,849,441
New York City, New York Industrial Development Agency Revenue
(Senior Trips)
Series A 5.00% 7/1/28 (AMT)	1,290,000	1,290,323
New York Liberty Development Revenue
(4 World Trade Center - Green Bond)
Series A 2.875% 11/15/46 (BAM)	1,620,000	1,245,229
(Class 1 - 3 World Trade Center Project)
144A 5.00% 11/15/44 #	4,000,000	4,001,040
(Class 2 - 3 World Trade Center Project)
144A 5.375% 11/15/40 #	500,000	501,740
(Class 3 - 3 World Trade Center Project)
144A 7.25% 11/15/44 #	1,500,000	1,512,420
New York State Dormitory Authority Revenue Non-State Supported Debt
(Court Facility)
Series A 5.50% 5/15/27 (AMBAC)	2,500,000	2,707,275
New York State Environmental Facilities Clean Water and Drinking Water Revenue
(New York City Municipal Water Finance Authority
Projects - Second Resolution)
Series B 5.00% 6/15/43	470,000	499,408
		14,606,876
Local General Obligation Bonds — 3.26%
New York City, New York
Fiscal 2018 Subordinate Series F-1 5.00% 4/1/35	1,895,000	2,049,253
Fiscal 2018 Subordinate Series F-1 5.00% 4/1/39	1,000,000	1,064,970
Fiscal 2023 Subordinate Series B-1 5.25% 10/1/47	1,500,000	1,659,015
Fiscal 2024 Series C 5.25% 3/1/53	1,500,000	1,656,975
Series F-1 3.00% 3/1/51 (BAM)	1,360,000	1,052,232
		7,482,445
Pre-Refunded Bonds — 0.88%
Dutchess County, New York Local Development
(Health Quest Systems Project)
Series A 5.00% 7/1/44-24 §	1,000,000	1,004,920

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds (continued)
New York State Dormitory Authority
(Touro College & University)
Series A 5.50% 1/1/44-24 §	1,000,000	$1,007,170
		2,012,090
Resource Recovery Revenue Bond — 0.57%
Niagara Area, New York Development Revenue
(Covanta Project)
Series A 144A 4.75% 11/1/42 (AMT) #	1,500,000	1,303,245
		1,303,245
Special Tax Revenue Bonds — 25.35%
Commonwealth of Puerto Rico
3.799% 11/1/51 •	955,735	440,833
(Restructured)
3.122% 11/1/43 •	6,231,787	3,653,385
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable)
7.50% 8/20/40	6,162,579	5,880,467
Glen Cove, New York Local Economic Assistance Revenue
(Garvies Point Public Improvement Project)
Series A 5.00% 1/1/56	250,000	224,920
Matching Fund Special Purpose Securitization, Virgin Islands
Series A 5.00% 10/1/32	500,000	536,780
Metropolitan Transportation Authority Revenue
(Climate Bond Certified - Green Bonds)
Subordinate Series B-2 5.00% 11/15/36	1,500,000	1,566,480
New York City, New York Transitional Finance Authority Building Aid Revenue
Fiscal 2019 Subordinate Series S-3A 5.00% 7/15/37	1,000,000	1,077,430
New York City, New York Transitional Finance Authority
Future Tax Secured Revenue
Fiscal 2015 Subordinate Series B-1 5.00% 8/1/42	2,000,000	2,007,360
Series A-1 5.00% 8/1/42	5,220,000	5,531,791
Series A-3 3.00% 5/1/45	2,000,000	1,653,160
New York Convention Center Development Revenue
(Hotel Unit Fee Secured)
5.00% 11/15/35	1,000,000	1,019,370
5.00% 11/15/40	1,000,000	1,014,060

Schedules of investments

Delaware Tax-Free New York Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York State Dormitory Authority Personal Income Tax Revenue
(General Purpose)
Series A 4.00% 3/15/49	1,000,000	$972,170
Series E 3.00% 3/15/50	1,000,000	781,600
Series E 4.00% 3/15/48	1,000,000	976,400
New York State Dormitory Authority Revenue Non-State Supported Debt
(New York State University Dormitory Facilities)
Series A 5.00% 7/1/42	1,300,000	1,353,105
New York State Thruway Authority Revenue
Series A-1 3.00% 3/15/49	1,500,000	1,197,060
New York State Thruway Authority State Personal Income Tax Revenue
Series A-1 3.00% 3/15/51	2,000,000	1,567,720
(Climate Bond Certified - Green Bonds)
Series C 5.00% 3/15/55	1,000,000	1,075,030
New York Triborough Bridge & Tunnel Authority Payroll
Mobility Tax Senior lien Revenue
(MTA Bridges and Tunnels)
Series C-3 3.00% 5/15/51	1,500,000	1,143,225
New York Triborough Bridge & Tunnel Authority Sales Tax Revenue
(TBTA Capital Lockbox - City Sales Tax)
Series A 4.00% 5/15/48	2,000,000	1,950,840
Series A 4.00% 5/15/57	1,000,000	963,470
Subordinate Series A-1 5.25% 5/15/64	2,500,000	2,745,150
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 1.148% 7/1/46 ^	13,880,000	4,518,773
Series A-1 1.941% 7/1/51 ^	6,855,000	1,656,031
Series A-1 4.55% 7/1/40	444,000	447,441
Series A-1 4.75% 7/1/53	6,805,000	6,808,879
Series A-1 5.00% 7/1/58	3,665,000	3,692,451
Series A-2 4.329% 7/1/40	480,000	477,801
Series A-2 4.536% 7/1/53	1,330,000	1,288,397
		58,221,579
State General Obligation Bonds — 1.35%
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/37	1,605,640	1,533,515

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/46	1,730,000	$1,563,574
		3,097,089
Transportation Revenue Bonds — 11.37%
New York Metropolitan Transportation Authority Revenue
Series A-2 4.00% 11/15/43	2,500,000	2,462,675
(Climate Bond Certified - Green Bonds)
Series 1 4.00% 11/15/46	3,250,000	3,171,252
Series B 4.00% 11/15/50	1,000,000	949,590
Series E 4.00% 11/15/45	1,500,000	1,467,945
Subordinate Series C-1 5.25% 11/15/55	1,500,000	1,589,250
New York State Thruway Authority General Revenue
Series B 4.00% 1/1/50	1,000,000	963,700
Series O 3.00% 1/1/51 (BAM)	2,000,000	1,561,400
Series P 5.25% 1/1/54	500,000	552,830
(Junior Indebtedness Obligation)
Series B 4.00% 1/1/45	1,500,000	1,479,585
New York Transportation Development Special Facilities Revenue
(Delta Airlines - LaGuardia Airport Terminals C&D Redevelopment Project)
4.00% 1/1/36 (AMT)	750,000	742,770
(John F. Kennedy International Airport New Terminal One Project)
5.00% 12/1/32 (AMT)	2,000,000	2,190,560
5.125% 6/30/60 (AGM) (AMT)	1,350,000	1,416,217
5.375% 6/30/60 (AMT)	2,000,000	2,099,740
(LaGuardia Airport Terminal B Redevelopment Project)
Series A 5.25% 1/1/50 (AMT)	1,000,000	1,000,270
(Terminal 4 John F. Kennedy International Airport Project)
Series A 4.00% 12/1/40 (AMT)	335,000	320,803
New York Triborough Bridge & Tunnel Authority Revenue
(MTA Bridges and Tunnels Climate Bond Certified - Green Bonds)
Series D-2 5.50% 5/15/52	1,000,000	1,127,980
Niagara, New York Frontier Transportation Authority Revenue
(Buffalo Niagara International Airport)
Series A 5.00% 4/1/35 (AMT)	775,000	819,059
Series A 5.00% 4/1/37 (AMT)	750,000	783,922

Schedules of investments

Delaware Tax-Free New York Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Niagara, New York Frontier Transportation Authority Revenue
(Buffalo Niagara International Airport)
Series A 5.00% 4/1/39 (AMT)	350,000	$363,430
Port Authority of New York & New Jersey
Two Hundred Twenty-First Series 4.00% 7/15/60 (AMT)	1,130,000	1,034,018
		26,096,996
Water & Sewer Revenue Bonds — 2.46%
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
(Second General Resolution)
Fiscal 2017 Series DD 5.00% 6/15/47	1,000,000	1,036,370
Fiscal 2018 Series EE 5.00% 6/15/40	2,500,000	2,659,025
Fiscal 2019 Subordinate Series FF-1 4.00% 6/15/49	1,000,000	979,690
Fiscal 2020 Series GG-1 4.00% 6/15/50	1,000,000	980,260
		5,655,345
Total Municipal Bonds (cost $219,859,056)		220,473,542

Short-Term Investments — 3.56%
Variable Rate Demand Notes — 3.56%¤
New York City, New York
Fiscal 2006 Subordinate Series I-4 3.65% 4/1/36
(LOC - TD Bank, N.A.)	875,000	875,000
Fiscal 2023 Subordinate Series A-4 3.65% 9/1/49
(SPA - TD Bank, N.A.)	1,000,000	1,000,000
New York City, New York Municipal Water Finance
Authority Water & Sewer System Revenue (Second General Resolution)
Fiscal 2008 Series BB-5 3.65% 6/15/33 (SPA - Bank of America N.A)	650,000	650,000
Fiscal 2023 Subordinate Series BB-2 3.65% 6/15/44
(SPA - Mizuho Bank)	640,000	640,000
Series AA-3 3.65% 6/15/49
(SPA - TD Bank, N.A.)	3,000,000	3,000,000

	Principal amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes¤ (continued)
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue (Second General Resolution)
Series DD-1 3.65% 6/15/43
(SPA - TD Bank, N.A.)	2,000,000	$2,000,000
Total Short-Term Investments (cost $8,165,000)		8,165,000
Total Value of Securities—99.57% (cost $228,024,056)		$228,638,542

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 29, 2024, the aggregate value of Rule 144A securities was $22,456,950, which represents 9.78% of the Fund’s net assets. See Note 7 in “Notes to financial statements.”

‡	Non-income producing security. Security is currently in default.

^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

◆	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 7 in “Notes to financial statements.”

•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 29, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

Schedules of investments

Delaware Tax-Free New York Fund

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 29, 2024.

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

BAM – Insured by Build America Mutual Assurance

FHA – Federal Housing Administration

KIPP – Knowledge is Power Program

LLC – Limited Liability Corporation

LOC – Letter of Credit

N.A. – National Association

SOFR01M – Secured Overnight Financing Rate 1 Month

SOFR03M – Secured Overnight Financing Rate 3 Month

SPA – Stand-by Purchase Agreement

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware Tax-Free Pennsylvania Fund	February 29, 2024 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds — 95.70%
Education Revenue Bonds — 10.47%
Allegheny County, Pennsylvania Higher Education Building Authority Revenue
(Robert Morris University)
5.00% 10/15/47	1,500,000	$1,348,620
Bucks County, Pennsylvania Industrial Development Authority Revenue
(School Lane Charter School Project)
Series A 5.125% 3/15/46	2,500,000	2,478,825
Chester County, Pennsylvania Industrial Development Authority Revenue
(Avon Grove Charter School Project)
Series A 5.00% 12/15/47	1,160,000	1,153,527
Series A 5.00% 12/15/51	770,000	751,913
(Renaissance Academy Charter School Project)
5.00% 10/1/34	1,000,000	999,450
5.00% 10/1/39	1,250,000	1,207,588
5.00% 10/1/44	1,000,000	939,190
(Westtown School)
Series A 4.00% 1/1/52	2,250,000	2,156,197
City of Erie, Pennsylvania Higher Education Building Authority Revenue
(AICUP Financing Program - Gannon University Project)
Series TT1 4.00% 5/1/41	475,000	412,438
Montgomery County, Pennsylvania Higher Education and Health Authority Revenue
(AICUP Financing Program - Gwynedd Mercy University Project)
5.00% 5/1/42	2,500,000	2,455,475
(Arcadia University)
5.75% 4/1/40	2,000,000	2,000,140
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(AICUP Financing Program - Gwynedd Mercy University Project)
Series VV1 5.75% 5/1/48	1,500,000	1,540,650
(Germantown Academy Project)
Series A 4.00% 10/1/51	1,430,000	1,142,856
Northeastern Pennsylvania Hospital and Education Authority Revenue
(King's College Project)
5.00% 5/1/44	1,000,000	965,830

Schedules of investments

Delaware Tax-Free Pennsylvania Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Pennsylvania Higher Educational Facilities Authority Revenue
(Ursinus College Project)
Series A 5.00% 11/1/32	1,130,000	$1,210,061
Pennsylvania State University
Series A 5.25% 9/1/52	2,000,000	2,223,700
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(First Philadelphia Preparatory Charter School Project)
Series A 7.25% 6/15/43	2,870,000	2,894,309
(International Apartments of Temple University)
Series A 5.375% 6/15/30	1,145,000	1,087,784
Series A 5.625% 6/15/42	3,000,000	2,555,910
(Saint Joseph's University Project)
5.50% 11/1/60	6,000,000	6,446,040
Swarthmore Borough, Pennsylvania Authority Revenue
(Swarthmore College)
5.00% 9/15/53	2,840,000	3,121,018
Upper Dauphin, Pennsylvania Industrial Development Authority Revenue
(Pennsylvania Steam Academy Charter School Project)
Series A 144A 6.25% 7/1/57 #	2,500,000	2,388,825
Series B 144A 6.00% 7/1/29 #	235,000	227,259
		41,707,605
Electric Revenue Bonds — 0.63%
Philadelphia, Pennsylvania Gas Works Revenue
(1998 General Ordinance)
Sixteenth Series A 4.00% 8/1/45 (AGM)	1,500,000	1,510,950
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	1,110,000	294,150
Series A 5.05% 7/1/42 ‡	400,000	106,000
Series WW 5.25% 7/1/33 ‡	1,055,000	279,575
Series WW 5.50% 7/1/38 ‡	1,190,000	315,350
		2,506,025
Healthcare Revenue Bonds — 31.19%
Allegheny County, Pennsylvania Hospital Development Authority Revenue
(Allegheny Health Network Obligated Group Issue)
Series A 4.00% 4/1/44	2,640,000	2,489,626
Series A 5.00% 4/1/47	13,240,000	13,546,374

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Allegheny County, Pennsylvania Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)
Series A 4.00% 7/15/38	1,125,000	$1,136,947
Series A 4.00% 7/15/39	2,000,000	2,007,680
Berks County, Pennsylvania Industrial Development Authority Revenue
(The Highlands at Wyomissing)
Series A 5.00% 5/15/37	1,365,000	1,374,910
Series A 5.00% 5/15/42	470,000	462,790
Series A 5.00% 5/15/47	600,000	575,310
Series C 5.00% 5/15/42	1,000,000	984,660
Series C 5.00% 5/15/47	1,000,000	958,850
Bucks County, Pennsylvania Industrial Development Authority Revenue
(St. Luke's University Health Network Project)
3.00% 8/15/53	2,000,000	1,434,460
4.00% 8/15/50	1,400,000	1,313,550
4.00% 8/15/50 (BAM)	1,600,000	1,532,592
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project)
Series A 5.00% 7/1/39	1,625,000	1,624,399
Centre County, Pennsylvania Hospital Authority Revenue
(Mount Nittany Medical Center Project)
Series A 4.00% 11/15/47	1,400,000	1,340,990
Chester County, Pennsylvania Health and Education Facilities Authority Revenue
(Main Line Health System)
Series A 4.00% 9/1/50	2,060,000	1,917,160
Chester County, Pennsylvania Industrial Development Authority Revenue
(Longwood Gardens, Inc. Project)
4.00% 12/1/46	1,330,000	1,307,018
Cumberland County, Pennsylvania Municipal Authority Revenue
(Asbury Pennsylvania Obligated Group)
5.00% 1/1/45	3,000,000	2,671,860
(Diakon Lutheran Social Ministries)
5.00% 1/1/38	995,000	998,512
(Penn State Health)
Series A 4.00% 11/1/44	5,000,000	4,836,100

Schedules of investments

Delaware Tax-Free Pennsylvania Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
DuBois, Pennsylvania Hospital Authority Revenue
(Penn Highlands Healthcare)
4.00% 7/15/45	1,495,000	$1,388,735
4.00% 7/15/48	2,000,000	1,809,540
Geisinger Authority, Pennsylvania Health System Revenue
(Geisinger Health System)
Series A-2 5.00% 2/15/39	1,150,000	1,190,388
Lancaster County, Pennsylvania Hospital Authority Revenue
(Brethren Village Project)
5.00% 7/1/31	130,000	126,342
5.25% 7/1/35	250,000	247,040
5.50% 7/1/45	1,000,000	964,650
(Landis Homes Retirement Community Project)
Series A 5.00% 7/1/45	2,000,000	1,844,520
(Masonic Villages Project)
5.00% 11/1/35	1,000,000	1,027,530
5.00% 11/1/36	510,000	522,918
5.00% 11/1/37	250,000	255,748
5.125% 11/1/38	3,500,000	3,693,375
Lehigh County, Pennsylvania General Purpose Hospital Authority Revenue
(Lehigh Valley Health Network)
Series A 4.00% 7/1/49	11,105,000	10,433,369
Maxatawny Township, Pennsylvania Municipal Authority Revenue
(Diakon Lutheran Social Ministries Project)
Series A 4.50% 1/1/45	2,000,000	1,813,600
Monroeville, Pennsylvania Finance Authority Revenue
Series B 4.00% 2/15/41	2,100,000	2,086,245
Montgomery County, Pennsylvania Higher Education and Health Authority Revenue
(Thomas Jefferson University)
Series A 4.00% 9/1/49	2,500,000	2,328,525
Series B 4.00% 5/1/47	4,000,000	3,771,280
Series B 4.00% 5/1/52	5,950,000	5,464,599
Series B 4.00% 5/1/56	2,550,000	2,288,446
Series B 5.00% 5/1/57	3,000,000	3,129,420

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(Foulkeways at Gwynedd Project)
5.00% 12/1/46	1,500,000	$1,501,140
(Waverly Heights Project)
5.00% 12/1/44	500,000	511,030
5.00% 12/1/49	1,250,000	1,267,863
(Whitemarsh Continuing Care Retirement Community Project)
4.00% 1/1/25	75,000	74,123
5.375% 1/1/50	4,000,000	3,503,080
Series A 5.25% 1/1/48	1,000,000	869,040
Series A 5.375% 1/1/51	1,600,000	1,394,560
Moon, Pennsylvania Industrial Development Authority Revenue
(Baptist Homes Society)
6.125% 7/1/50	4,090,000	3,040,588
Northampton County, Pennsylvania Industrial Development Authority Revenue
(Morningstar Senior Living, Inc. Project)
5.00% 11/1/44	1,000,000	880,240
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #, ‡	715,000	272,594
Series A 144A 6.75% 12/1/53 #, ‡	5,400,000	2,058,750
Pennsylvania Economic Development Financing Authority Revenue
(Presbyterian Senior Living Project)
Series B-1 5.25% 7/1/49	2,500,000	2,576,275
Series B-2 5.25% 7/1/46	2,500,000	2,595,400
(University of Pittsburgh Medical Center)
Series A 4.00% 11/15/42	5,200,000	5,140,720
Series A 4.00% 2/15/52	1,710,000	1,613,864
Subordinate Series A-2 4.00% 5/15/48	2,250,000	2,141,887
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health System)
4.00% 8/15/49	1,360,000	1,314,358
Series A 4.00% 8/15/42	2,000,000	1,966,520

Schedules of investments

Delaware Tax-Free Pennsylvania Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(Thomas Jefferson University)
Series A 5.00% 9/1/47	2,500,000	$2,541,075
(Wesley Enhanced Living Obligated Group)
Series A 5.00% 7/1/49	2,500,000	2,035,575
		124,198,740
Housing Revenue Bonds — 3.24%
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue
(Social Bonds)
Series 142A 5.00% 10/1/50	5,000,000	5,204,900
Series 143A 5.30% 4/1/44	3,500,000	3,718,155
Series 143A 5.45% 4/1/51	3,750,000	3,990,000
		12,913,055
Industrial Development Revenue/Pollution Control Revenue Bonds — 9.33%
Allegheny County, Pennsylvania Industrial Development Authority Revenue
(United States Steel Corporation Project)
4.875% 11/1/24	2,650,000	2,655,353
5.125% 5/1/30	750,000	786,015
5.75% 8/1/42 (AMT)	725,000	725,159
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue
(City Center Project)
144A 5.00% 5/1/42 #	1,000,000	1,004,140
Chester County, Pennsylvania Industrial Development Authority Revenue
(Longwood Gardens, Inc. Project)
4.00% 12/1/51	2,635,000	2,551,075
Children's Trust Fund Revenue, Commonwealth of Puerto Rico
(Tobacco Settlement Asset-Backed)
Series A 8.21% 5/15/57 ^	95,000,000	7,837,500
Pennsylvania Commonwealth Financing Authority Revenue
(Tobacco Master Settlement Payment Revenue)
4.00% 6/1/39 (AGM)	5,045,000	5,087,328

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution Control
Revenue Bonds (continued)
Pennsylvania Economic Development Financing Authority Revenue
(National Gypsum)
5.50% 11/1/44 (AMT)	4,000,000	$4,014,280
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Proctor & Gamble Paper Project)
5.375% 3/1/31 (AMT)	11,000,000	12,498,090
		37,158,940
Lease Revenue Bonds — 0.73%
Pennsylvania Economic Development Financing Authority Tax-Exempt Private Activity Revenue
(Pennsylvania Rapid Bridge Replacement Project)
5.00% 12/31/29 (AMT)	500,000	511,360
Philadelphia, Pennsylvania Municipal Authority Revenue
(Juvenile Justice Services Center)
5.00% 4/1/37	1,250,000	1,330,175
5.00% 4/1/38	1,000,000	1,057,790
		2,899,325
Local General Obligation Bonds — 3.85%
City of Philadelphia, Pennsylvania
5.00% 8/1/41	1,260,000	1,321,047
Series A 4.00% 5/1/42	500,000	498,440
City of Pittsburgh, Pennsylvania
5.00% 9/1/41	1,000,000	1,091,290
5.00% 9/1/42	1,000,000	1,086,830
5.00% 9/1/43	500,000	540,775
Council Rock, Pennsylvania School District
4.00% 11/15/52	2,975,000	2,882,002
Marple Newtown, Pennsylvania School District
3.00% 6/1/40	3,740,000	3,316,707
Punxsutawney Area, Pennsylvania School District
2.00% 10/15/28 (AGM)	225,000	208,233
2.00% 10/15/29 (AGM)	700,000	635,236
2.00% 10/15/30 (AGM)	190,000	169,227
Township of Lower Paxton, Pennsylvania
Series A 4.00% 4/1/50	1,100,000	1,067,231
West Branch Area School District, Pennsylvania
4.00% 5/15/41 (AGM)	930,000	936,445

Schedules of investments

Delaware Tax-Free Pennsylvania Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
West Branch Area School District, Pennsylvania
4.00% 5/15/44 (AGM)	1,595,000	$1,580,342
		15,333,805
Pre-Refunded/Escrowed to Maturity Bonds — 1.01%
Berks County, Pennsylvania Industrial Development Authority Revenue
(The Highlands at Wyomissing)
5.00% 5/15/38-25 §	415,000	431,442
5.00% 5/15/43-25 §	500,000	519,810
5.00% 5/15/48-25 §	1,000,000	1,039,620
Cumberland County, Pennsylvania Municipal Authority Revenue
(Diakon Lutheran Social Ministries)
5.00% 1/1/38-25 §	195,000	197,550
5.00% 1/1/38-25 §	810,000	820,595
Pennsylvania Higher Educational Facilities Authority Revenue
(University of the Arts)
5.20% 3/15/25 (AGC)	1,000,000	1,008,210
Philadelphia, Pennsylvania School District
Series F 5.00% 9/1/38-26 §	5,000	5,266
		4,022,493
Special Tax Revenue Bonds — 17.09%
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue
(City Center Project)
144A 5.25% 5/1/42 #	4,500,000	4,501,935
(Forward Delivery)
5.00% 5/1/42	2,000,000	2,045,380
Chester County, Pennsylvania Industrial Development Authority Revenue
(Woodlands at Greystone Project)
144A 5.125% 3/1/48 #	802,000	768,909
Commonwealth of Puerto Rico
(Restructured)
2.912% 11/1/43 •	7,337,587	4,301,660
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable)
7.50% 8/20/40	17,720,339	16,922,924
Matching Fund Special Purpose Securitization Revenue
Series A 5.00% 10/1/39	5,040,000	5,272,092

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Northampton County, Pennsylvania Industrial Development Authority Revenue
(Route 33 Project)
7.00% 7/1/32	1,710,000	$1,713,044
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	7,858,000	7,862,479
Series A-1 5.00% 7/1/58	5,000,000	5,037,450
Series A-1 5.614% 7/1/46 ^	26,050,000	8,480,838
Series A-1 5.716% 7/1/51 ^	16,638,000	4,019,408
Series A-2 4.329% 7/1/40	5,201,000	5,177,180
Series A-2 4.536% 7/1/53	1,000,000	968,720
Washington County, Pennsylvania Redevelopment Authority Revenue
(Victory Centre Tax Increment Financing Project)
5.00% 7/1/35	1,000,000	1,006,380
		68,078,399
State General Obligation Bonds — 1.48%
Commonwealth of Pennsylvania
4.00% 10/1/39	1,000,000	1,038,920
Series D 4.00% 8/15/34	1,370,000	1,379,234
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/37	2,172,745	2,075,145
Series A-1 4.00% 7/1/41	1,169,072	1,085,869
Series A-1 4.00% 7/1/46	330,000	298,254
		5,877,422
Transportation Revenue Bonds — 16.11%
Allegheny County, Pennsylvania Airport Authority Revenue
Series A 4.00% 1/1/38 (AMT)	1,400,000	1,393,868
(Pittsburgh International Airport)
Series A 5.50% 1/1/53 (AGM) (AMT)	1,260,000	1,377,230
City of Philadelphia, Pennsylvania Airport Revenue
4.00% 7/1/46 (AGM) (AMT)	3,125,000	2,995,562
5.00% 7/1/51 (AMT)	3,000,000	3,103,980
Series A 4.00% 7/1/33	10,000,000	10,502,100
Series B 5.00% 7/1/47 (AMT)	1,000,000	1,013,060
Delaware River Joint Toll Bridge Commission Revenue
(Pennsylvania - New Jersey)
5.00% 7/1/42	5,000,000	5,234,350

Schedules of investments

Delaware Tax-Free Pennsylvania Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Pennsylvania Economic Development Financing Authority Revenue
Series B-2 4.859% 1/1/45 (BAM) ^	3,345,000	$1,380,415
Series B-2 5.52% 1/1/46 (BAM) ^	1,885,000	738,524
Series B-2 5.54% 1/1/47 (BAM) ^	2,050,000	760,837
Pennsylvania Economic Development Financing Authority Tax-Exempt Private Activity Revenue
(Pennsylvania Rapid Bridge Replacement Project)
5.00% 12/31/34 (AMT)	2,115,000	2,158,273
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue
Series A 5.00% 12/1/46	2,750,000	3,000,690
Pennsylvania Turnpike Commission Revenue
Series A 4.00% 12/1/38	2,250,000	2,327,535
Series A 5.00% 12/1/44	2,000,000	2,144,920
Series A-1 5.00% 12/1/45	1,000,000	1,009,050
Series C 3.00% 12/1/51	2,825,000	2,119,061
Subordinate Series A 3.00% 12/1/42	2,000,000	1,690,300
Subordinate Series A 4.00% 12/1/49 (AGM)	2,375,000	2,353,245
Subordinate Series B 3.00% 12/1/51	7,550,000	5,684,848
Subordinate Series B 4.00% 12/1/51	1,200,000	1,150,368
Southeastern Pennsylvania Transportation Authority Revenue
(Asset Improvement Program)
5.25% 6/1/52	10,000,000	10,997,500
Susquehanna Area, Pennsylvania Regional Airport Authority Revenue
5.00% 1/1/38 (AMT)	1,000,000	1,020,450
		64,156,166
Water & Sewer Revenue Bond — 0.57%
Allegheny County, Pennsylvania Sanitary Authority Revenue
5.00% 6/1/53	2,125,000	2,272,794
		2,272,794
Total Municipal Bonds (cost $378,944,474)		381,124,769

	Principal amount°	Value (US $)
Short-Term Investments — 2.55%
Variable Rate Demand Note — 2.55%¤
Allegheny County, Pennsylvania Higher Education Building Authority Revenue
(Carnegie Mellon University) Series A 3.50% 12/1/37
(SPA - Bank of New York)	10,165,000	$10,165,000
Total Short-Term Investments (cost $10,165,000)		10,165,000
Total Value of Securities—98.25% (cost $389,109,474)		$391,289,769

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 29, 2024, the aggregate value of Rule 144A securities was $11,222,412, which represents 2.82% of the Fund’s net assets. See Note 7 in “Notes to financial statements.”

‡	Non-income producing security. Security is currently in default.

^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 7 in “Notes to financial statements.”

•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 29, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 29, 2024.

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AICUP – Association of Independent Colleges & Universities of Pennsylvania

Schedules of investments

Delaware Tax-Free Pennsylvania Fund

Summary of abbreviations: (continued)

AMT – Subject to Alternative Minimum Tax

BAM – Insured by Build America Mutual Assurance

SOFR01M – Secured Overnight Financing Rate 1 Month

SOFR03M – Secured Overnight Financing Rate 3 Month

SPA – Stand-by Purchase Agreement

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

February 29, 2024 (Unaudited)

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund
Assets:
Investments, at value*	$57,625,699	$245,709,117	$209,861,041
Cash	281,439	2,011,594	—
Dividend and interest receivable	513,063	2,417,671	2,088,513
Receivable for fund shares sold	73,216	2,151,817	807,654
Prepaid expenses	64,929	66,455	67,349
Other assets	617	958	1,741
Total Assets	58,558,963	252,357,612	212,826,298
Liabilities:
Due to custodian	—	—	706,925
Payable for fund shares redeemed	87,199	406,889	1,121,010
Other accrued expenses	85,052	33,753	139,870
Distribution payable	15,097	55,969	49,091
Administration expenses payable to affiliates	10,321	10,403	10,559
Distribution fees payable to affiliates	9,468	18,024	26,962
Investment management fees payable to affiliates	5,922	73,029	60,562
Payable for securities purchased	—	2,229,956	—
Total Liabilities	213,059	2,828,023	2,114,979
Total Net Assets	$58,345,904	$249,529,589	$210,711,319
Net Assets Consist of:
Paid-in capital	$64,593,473	$253,419,178	$224,907,290
Total distributable earnings (loss)	(6,247,569)	(3,889,589)	(14,195,971)
Total Net Assets	$58,345,904	$249,529,589	$210,711,319

Statements of assets and liabilities

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund
Net Asset Value
Class A:
Net assets	$44,293,179	$81,767,737	$125,194,524
Shares of beneficial interest outstanding, unlimited authorization, no par	4,295,531	7,277,226	12,043,677
Net asset value per share	$10.31	$11.24	$10.40
Sales charge	4.50%	4.50%	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$10.80	$11.77	$10.89
Class C:
Net assets	$857,761	$2,571,859	$2,766,657
Shares of beneficial interest outstanding, unlimited authorization, no par	82,974	228,425	265,494
Net asset value per share	$10.34	$11.26	$10.42
Institutional Class:
Net assets	$13,194,964	$165,189,993	$82,750,138
Shares of beneficial interest outstanding, unlimited authorization, no par	1,279,777	14,699,181	7,960,529
Net asset value per share	$10.31	$11.24	$10.40

*Investments, at cost	$60,545,173	$246,422,643	$214,778,420

See accompanying notes, which are an integral part of the financial statements.

	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Assets:
Investments, at value*	$124,516,882	$228,638,542	$391,289,769
Cash	71,127	29,668	1,168,718
Dividend and interest receivable	1,465,875	2,195,011	4,331,146
Receivable for fund shares sold	450,451	866,709	780,527
Prepaid expenses	76,917	63,651	73,449
Receivable for securities sold	—	—	4,949,470
Other assets	967	1,461	3,180
Total Assets	126,582,219	231,795,042	402,596,259
Liabilities:
Payable for fund shares redeemed	317,062	186,195	569,576
Other accrued expenses	95,234	109,698	215,054
Investment management fees payable to affiliates	33,962	66,393	132,905
Distribution payable	17,091	105,738	108,607
Distribution fees payable to affiliates	16,715	30,824	69,523
Administration expenses payable to affiliates	10,398	10,493	10,866
Payable for securities purchased	—	1,653,060	3,212,766
Total Liabilities	490,462	2,162,401	4,319,297
Total Net Assets	$126,091,757	$229,632,641	$398,276,962
Net Assets Consist of:
Paid-in capital	$139,625,706	$232,647,975	$412,498,165
Total distributable earnings (loss)	(13,533,949)	(3,015,334)	(14,221,203)
Total Net Assets	$126,091,757	$229,632,641	$398,276,962

Statements of assets and liabilities

	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Net Asset Value
Class A:
Net assets	$66,965,763	$147,381,073	$319,036,447
Shares of beneficial interest outstanding, unlimited authorization, no par	6,378,904	13,729,761	43,040,003
Net asset value per share	$10.50	$10.73	$7.41
Sales charge	4.50%	4.50%	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$10.99	$11.24	$7.76
Class C:
Net assets	$4,451,454	$3,134,514	$9,674,613
Shares of beneficial interest outstanding, unlimited authorization, no par	424,269	292,702	1,304,798
Net asset value per share	$10.49	$10.71	$7.41
Institutional Class:
Net assets	$54,674,540	$79,117,054	$69,565,902
Shares of beneficial interest outstanding, unlimited authorization, no par	5,206,742	7,376,347	9,391,536
Net asset value per share	$10.50	$10.73	$7.41

*Investments, at cost	$129,384,070	$228,024,056	$389,109,474

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Six months ended February 29, 2024 (Unaudited)

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund
Investment Income:
Interest	$1,289,862	$5,065,029	$4,532,078
Dividends	—	—	17,480
	1,289,862	5,065,029	4,549,558

Expenses:
Management fees	140,890	601,166	559,659
Distribution expenses — Class A	54,197	95,076	150,711
Distribution expenses — Class C	4,022	11,492	13,914
Registration fees	38,717	34,724	31,304
Accounting and administration expenses	26,769	40,784	43,685
Audit and tax fees	21,987	21,987	21,987
Dividend disbursing and transfer agent fees and expenses	18,846	71,771	66,451
Reports and statements to shareholders expenses	8,760	7,533	11,295
Legal fees	4,013	10,130	11,772
Trustees’ fees and expenses	1,561	4,622	5,365
Custodian fees	1,516	1,532	7,651
Other	12,784	6,797	22,777
	334,062	907,614	946,571
Less expenses waived	(109,582)	(199,846)	(201,907)
Less expenses paid indirectly	(11)	(34)	(29)
Total operating expenses	224,469	707,734	744,635
Net Investment Income (Loss)	1,065,393	4,357,295	3,804,923

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(1,338,962)	(494,249)	(611,705)
Net change in unrealized appreciation (depreciation) on investments	4,199,251	11,596,989	9,573,026
Net Realized and Unrealized Gain (Loss)	2,860,289	11,102,740	8,961,321
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,925,682	$15,460,035	$12,766,244

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Investment Income:
Interest	$2,601,433	$4,717,293	$9,150,655
Dividends	28,060	—	—
	2,629,493	4,717,293	9,150,655

Expenses:
Management fees	327,683	564,708	1,023,520
Distribution expenses — Class A	80,316	166,126	374,083
Distribution expenses — Class C	21,334	12,258	44,322
Dividend disbursing and transfer agent fees and expenses	39,641	59,383	113,930
Registration fees	37,310	33,967	32,917
Accounting and administration expenses	32,920	41,836	63,382
Audit and tax fees	21,987	21,987	21,988
Legal fees	8,916	10,279	21,181
Reports and statements to shareholders expenses	5,811	7,748	13,888
Custodian fees	3,147	1,536	1,658
Trustees’ fees and expenses	3,129	4,805	9,786
Other	15,914	21,079	27,659
	598,108	945,712	1,748,314
Less expenses waived	(133,021)	(202,521)	(238,526)
Less expenses paid indirectly	(8)	(99)	(104)
Total operating expenses	465,079	743,092	1,509,684
Net Investment Income (Loss)	2,164,414	3,974,201	7,640,971

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	11,664	(1,019,873)	(487,624)
Net change in unrealized appreciation (depreciation) on investments	4,978,935	10,870,830	18,601,852
Net Realized and Unrealized Gain (Loss)	4,990,599	9,850,957	18,114,228
Net Increase (Decrease) in Net Assets Resulting from Operations	$7,155,013	$13,825,158	$25,755,199

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Arizona Fund

	Six months ended 2/29/24 (Unaudited)	Year ended 8/31/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$1,065,393	$2,203,289
Net realized gain (loss)	(1,338,962)	(1,651,704)
Net change in unrealized appreciation (depreciation)	4,199,251	(2,578,957)
Net increase (decrease) in net assets resulting from operations	3,925,682	(2,027,372)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(791,100)	(1,643,098)
Class C	(11,641)	(23,479)
Institutional Class	(237,957)	(500,798)
	(1,040,698)	(2,167,375)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	420,664	3,574,099
Class C	57,274	203,897
Institutional Class	2,484,982	4,382,454
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	705,588	1,466,847
Class C	11,641	23,475
Institutional Class	228,521	479,748
	3,908,670	10,130,520

Statements of changes in net assets

Delaware Tax-Free Arizona Fund

	Six months ended 2/29/24 (Unaudited)	Year ended 8/31/23
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(4,689,779)	$(13,153,564)
Class C	(88,036)	(448,544)
Institutional Class	(2,928,279)	(9,951,656)
	(7,706,094)	(23,553,764)
Decrease in net assets derived from capital share transactions	(3,797,424)	(13,423,244)
Net Decrease in Net Assets	(912,440)	(17,617,991)
Net Assets:
Beginning of period	59,258,344	76,876,335
End of period	$58,345,904	$59,258,344

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free California Fund

	Six months ended 2/29/24 (Unaudited)	Year ended 8/31/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$4,357,295	$6,649,150
Net realized gain (loss)	(494,249)	(1,542,727)
Net change in unrealized appreciation (depreciation)	11,596,989	(3,894,500)
Net increase (decrease) in net assets resulting from operations	15,460,035	1,211,923

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(1,421,253)	(2,431,975)
Class C	(34,361)	(59,702)
Institutional Class	(2,793,456)	(4,027,340)
	(4,249,070)	(6,519,017)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	10,103,749	12,292,940
Class C	438,754	375,687
Institutional Class	43,644,253	90,167,613
Net assets from reorganization:[1]
Class A	7,161,531	—
Class C	357,099	—
Institutional Class	4,402,146	—
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,341,290	2,227,676
Class C	34,488	58,605
Institutional Class	2,542,820	3,500,222
	70,026,130	108,622,743

Statements of changes in net assets

Delaware Tax-Free California Fund

	Six months ended 2/29/24 (Unaudited)	Year ended 8/31/23
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(9,942,215)	$(14,852,977)
Class C	(379,378)	(844,429)
Institutional Class	(24,817,474)	(37,873,243)
	(35,139,067)	(53,570,649)
Increase in net assets derived from capital share transactions	34,887,063	55,052,094
Net Increase in Net Assets	46,098,028	49,745,000
Net Assets:
Beginning of period	203,431,561	153,686,561
End of period	$249,529,589	$203,431,561

1 See Note 5 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Colorado Fund

	Six months ended 2/29/24 (Unaudited)	Year ended 8/31/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$3,804,923	$7,596,620
Net realized gain (loss)	(611,705)	(5,137,100)
Net change in unrealized appreciation (depreciation)	9,573,026	(3,603,204)
Net increase (decrease) in net assets resulting from operations	12,766,244	(1,143,684)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(2,194,569)	(4,466,012)
Class C	(40,280)	(99,573)
Institutional Class	(1,558,846)	(2,867,680)
	(3,793,695)	(7,433,265)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	6,101,519	7,142,609
Class C	121,258	265,872
Institutional Class	18,743,414	32,457,083
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	2,002,179	4,097,868
Class C	39,247	97,526
Institutional Class	1,452,474	2,685,949
	28,460,091	46,746,907

Statements of changes in net assets

Delaware Tax-Free Colorado Fund

	Six months ended 2/29/24 (Unaudited)	Year ended 8/31/23
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(15,557,166)	$(21,503,738)
Class C	(608,642)	(1,948,138)
Institutional Class	(23,352,381)	(32,101,650)
	(39,518,189)	(55,553,526)
Decrease in net assets derived from capital share transactions	(11,058,098)	(8,806,619)
Net Decrease in Net Assets	(2,085,549)	(17,383,568)
Net Assets:
Beginning of period	212,796,868	230,180,436
End of period	$210,711,319	$212,796,868

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Idaho Fund

	Six months ended 2/29/24 (Unaudited)	Year ended 8/31/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$2,164,414	$3,971,062
Net realized gain (loss)	11,664	(2,376,811)
Net change in unrealized appreciation (depreciation)	4,978,935	(2,403,529)
Net increase (decrease) in net assets resulting from operations	7,155,013	(809,278)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(1,120,431)	(2,049,712)
Class C	(58,390)	(117,116)
Institutional Class	(945,679)	(1,697,616)
	(2,124,500)	(3,864,444)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	4,609,162	16,995,143
Class C	498,696	705,381
Institutional Class	9,321,780	21,898,695
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,087,001	1,953,262
Class C	58,284	116,674
Institutional Class	878,399	1,607,629
	16,453,322	43,276,784

Statements of changes in net assets

Delaware Tax-Free Idaho Fund

	Six months ended 2/29/24 (Unaudited)	Year ended 8/31/23
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(6,199,388)	$(18,952,998)
Class C	(803,634)	(1,109,842)
Institutional Class	(8,816,707)	(19,749,321)
	(15,819,729)	(39,812,161)
Increase in net assets derived from capital share transactions	633,593	3,464,623
Net Increase (Decrease) in Net Assets	5,664,106	(1,209,099)
Net Assets:
Beginning of period	120,427,651	121,636,750
End of period	$126,091,757	$120,427,651

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free New York Fund

	Six months ended 2/29/24 (Unaudited)	Year ended 8/31/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$3,974,201	$6,974,865
Net realized gain (loss)	(1,019,873)	(2,131,943)
Net change in unrealized appreciation (depreciation)	10,870,830	(4,834,624)
Net increase (decrease) in net assets resulting from operations	13,825,158	8,298

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(2,455,574)	(4,350,900)
Class C	(36,052)	(78,647)
Institutional Class	(1,382,027)	(2,350,712)
	(3,873,653)	(6,780,259)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	24,391,756	25,930,760
Class C	1,131,728	548,305
Institutional Class	20,984,797	36,258,510
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	2,079,178	3,637,579
Class C	32,556	65,957
Institutional Class	1,144,920	2,018,704
	49,764,935	68,459,815

Statements of changes in net assets

Delaware Tax-Free New York Fund

	Six months ended 2/29/24 (Unaudited)	Year ended 8/31/23
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(16,241,221)	$(25,172,845)
Class C	(892,916)	(1,546,228)
Institutional Class	(14,195,823)	(32,708,869)
	(31,329,960)	(59,427,942)
Increase in net assets derived from capital share transactions	18,434,975	9,031,873
Net Increase in Net Assets	28,386,480	2,259,912
Net Assets:
Beginning of period	201,246,161	198,986,249
End of period	$229,632,641	$201,246,161

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Pennsylvania Fund

	Six months ended 2/29/24 (Unaudited)	Year ended 8/31/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$7,640,971	$14,824,610
Net realized gain (loss)	(487,624)	(10,953,077)
Net change in unrealized appreciation (depreciation)	18,601,852	(3,634,903)
Net increase (decrease) in net assets resulting from operations	25,755,199	236,630
Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(6,133,099)	(11,855,458)
Class C	(147,294)	(280,340)
Institutional Class	(1,360,578)	(2,688,812)
	(7,640,971)	(14,824,610)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	47,493,552	90,808,169
Class C	2,443,604	1,929,675
Institutional Class	19,367,743	30,568,725
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	5,505,341	10,596,263
Class C	144,171	271,565
Institutional Class	1,304,655	2,610,502
	76,259,066	136,784,899

Statements of changes in net assets

Delaware Tax-Free Pennsylvania Fund

	Six months ended 2/29/24 (Unaudited)	Year ended 8/31/23
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(56,512,822)	$(120,653,920)
Class C	(2,238,275)	(3,528,529)
Institutional Class	(17,462,183)	(39,578,290)
	(76,213,280)	(163,760,739)
Increase (decrease) in net assets derived from capital share transactions	45,786	(26,975,840)
Net Increase (Decrease) in Net Assets	18,160,014	(41,563,820)
Net Assets:
Beginning of period	380,116,948	421,680,768
End of period	$398,276,962	$380,116,948

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Tax-Free Arizona Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived.
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $(0.005) per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/29/24[1]	Year ended
(Unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$9.78	$10.40	$12.09	$11.55	$11.70	$11.24

0.19	0.33	0.30	0.31	0.33	0.37
0.52	(0.63)	(1.61)	0.55	(0.13)	0.46
0.71	(0.30)	(1.31)	0.86	0.20	0.83

(0.18)	(0.32)	(0.30)	(0.31)	(0.35)	(0.37)
—	—[3]	(0.08)	(0.01)	—	—
(0.18)	(0.32)	(0.38)	(0.32)	(0.35)	(0.37)

$10.31	$9.78	$10.40	$12.09	$11.55	$11.70

7.34%	(2.84)%	(11.06)%	7.51%	1.79%	7.51%

$44,293	$45,650	$56,882	$66,710	$62,186	$62,033
0.84%	0.84%	0.84%	0.84%	0.84%	0.84%
1.23%	1.10%	1.01%	1.00%	1.01%	1.02%
3.74%	3.31%	2.70%	2.60%	2.87%	3.29%
3.35%	3.05%	2.53%	2.44%	2.70%	3.11%
8%	22%	30%	19%	36%	31%

Financial highlights

Delaware Tax-Free Arizona Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived.
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $(0.005) per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/29/24[1]	Year ended
(Unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$9.80	$10.43	$12.12	$11.58	$11.73	$11.27

0.15	0.26	0.22	0.22	0.24	0.28
0.53	(0.64)	(1.61)	0.55	(0.12)	0.46
0.68	(0.38)	(1.39)	0.77	0.12	0.74

(0.14)	(0.25)	(0.22)	(0.22)	(0.27)	(0.28)
—	—[3]	(0.08)	(0.01)	—	—
(0.14)	(0.25)	(0.30)	(0.23)	(0.27)	(0.28)

$10.34	$9.80	$10.43	$12.12	$11.58	$11.73

7.04%	(3.65)%	(11.70)%	6.70%	1.03%	6.70%

$858	$834	$1,119	$1,527	$2,561	$3,100
1.59%	1.59%	1.59%	1.59%	1.59%	1.59%
1.98%	1.85%	1.76%	1.75%	1.76%	1.77%
2.99%	2.56%	1.95%	1.85%	2.12%	2.54%
2.60%	2.30%	1.78%	1.69%	1.95%	2.36%
8%	22%	30%	19%	36%	31%

Financial highlights

Delaware Tax-Free Arizona Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived.
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $(0.005) per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/29/24[1]	Year ended
(Unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$9.78	$10.40	$12.09	$11.55	$11.70	$11.24

0.20	0.36	0.33	0.34	0.36	0.39
0.52	(0.63)	(1.61)	0.55	(0.13)	0.46
0.72	(0.27)	(1.28)	0.89	0.23	0.85

(0.19)	(0.35)	(0.33)	(0.34)	(0.38)	(0.39)
—	—[3]	(0.08)	(0.01)	—	—
(0.19)	(0.35)	(0.41)	(0.35)	(0.38)	(0.39)

$10.31	$9.78	$10.40	$12.09	$11.55	$11.70

7.48%	(2.60)%	(10.84)%	7.78%	2.05%	7.78%

$13,195	$12,774	$18,875	$22,147	$15,072	$14,136
0.59%	0.59%	0.59%	0.59%	0.59%	0.59%
0.98%	0.85%	0.76%	0.75%	0.76%	0.77%
3.99%	3.56%	2.95%	2.85%	3.12%	3.54%
3.60%	3.30%	2.78%	2.69%	2.95%	3.36%
8%	22%	30%	19%	36%	31%

Financial highlights

Delaware Tax-Free California Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived.
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/29/24[1]	Year ended
(Unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$10.68	$10.97	$12.64	$12.18	$12.49	$11.98

0.20	0.39	0.35	0.37	0.38	0.40
0.56	(0.30)	(1.65)	0.46	(0.20)	0.53
0.76	0.09	(1.30)	0.83	0.18	0.93

(0.20)	(0.38)	(0.35)	(0.37)	(0.38)	(0.40)
—	—	(0.02)	—	(0.11)	(0.02)
(0.20)	(0.38)	(0.37)	(0.37)	(0.49)	(0.42)

$11.24	$10.68	$10.97	$12.64	$12.18	$12.49

7.21%	0.87%	(10.48)%	6.88%	1.59%	7.99%

$81,768	$69,093	$71,308	$86,059	$44,059	$42,203
0.80%	0.81%	0.82%	0.86%	0.82%	0.82%
0.98%	1.00%	0.99%	1.06%	1.03%	1.03%
3.83%	3.62%	2.94%	2.95%	3.17%	3.36%
3.65%	3.43%	2.77%	2.75%	2.96%	3.15%
10%	22%	31%	14%	36%	32%

Financial highlights

Delaware Tax-Free California Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived.
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/29/24[1]	Year ended
(Unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$10.71	$11.00	$12.66	$12.21	$12.52	$12.00

0.16	0.31	0.26	0.27	0.29	0.32
0.55	(0.30)	(1.64)	0.45	(0.20)	0.54
0.71	0.01	(1.38)	0.72	0.09	0.86

(0.16)	(0.30)	(0.26)	(0.27)	(0.29)	(0.32)
—	—	(0.02)	—	(0.11)	(0.02)
(0.16)	(0.30)	(0.28)	(0.27)	(0.40)	(0.34)

$11.26	$10.71	$11.00	$12.66	$12.21	$12.52

6.71%	0.12%	(11.05)%	5.99%	0.83%	7.26%

$2,572	$2,001	$2,479	$3,843	$6,829	$11,551
1.55%	1.56%	1.57%	1.61%	1.57%	1.57%
1.73%	1.75%	1.74%	1.81%	1.78%	1.78%
3.08%	2.87%	2.19%	2.20%	2.42%	2.61%
2.90%	2.68%	2.02%	2.00%	2.21%	2.40%
10%	22%	31%	14%	36%	32%

Financial highlights

Delaware Tax-Free California Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived.
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/29/24[1]	Year ended
(Unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$10.69	$10.97	$12.64	$12.18	$12.49	$11.98

0.21	0.42	0.38	0.40	0.41	0.43
0.55	(0.29)	(1.65)	0.46	(0.20)	0.53
0.76	0.13	(1.27)	0.86	0.21	0.96

(0.21)	(0.41)	(0.38)	(0.40)	(0.41)	(0.43)
—	—	(0.02)	—	(0.11)	(0.02)
(0.21)	(0.41)	(0.40)	(0.40)	(0.52)	(0.45)

$11.24	$10.69	$10.97	$12.64	$12.18	$12.49

7.25%	1.22%	(10.26)%	7.14%	1.84%	8.25%

$165,190	$132,338	$79,900	$45,996	$34,098	$44,646
0.55%	0.56%	0.57%	0.61%	0.57%	0.57%
0.73%	0.75%	0.74%	0.81%	0.78%	0.78%
4.08%	3.87%	3.19%	3.20%	3.42%	3.61%
3.90%	3.68%	3.02%	3.00%	3.21%	3.40%
10%	22%	31%	14%	36%	32%

Financial highlights

Delaware Tax-Free Colorado Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/29/24[1]	Year ended
(Unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$9.92	$10.30	$11.70	$11.36	$11.48	$11.04

0.18	0.35	0.30	0.29	0.33	0.37
0.48	(0.39)	(1.40)	0.34	(0.12)	0.44
0.66	(0.04)	(1.10)	0.63	0.21	0.81

(0.18)	(0.34)	(0.30)	(0.29)	(0.33)	(0.37)
(0.18)	(0.34)	(0.30)	(0.29)	(0.33)	(0.37)

$10.40	$9.92	$10.30	$11.70	$11.36	$11.48

6.75%	(0.39)%	(9.49)%	5.64%	1.88%	7.48%

$125,194	$127,477	$142,904	$164,258	$162,955	$167,136
0.82%	0.82%	0.82%	0.83%	0.84%	0.84%
1.02%	0.98%	0.96%	0.96%	0.96%	0.97%
3.65%	3.43%	2.76%	2.54%	2.91%	3.31%
3.45%	3.27%	2.62%	2.41%	2.79%	3.18%
4%	34%	24%	10%	18%	16%

Financial highlights

Delaware Tax-Free Colorado Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/29/24[1]	Year ended
(Unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$9.94	$10.32	$11.73	$11.39	$11.51	$11.07

0.14	0.27	0.22	0.21	0.24	0.29
0.48	(0.39)	(1.41)	0.34	(0.12)	0.44
0.62	(0.12)	(1.19)	0.55	0.12	0.73

(0.14)	(0.26)	(0.22)	(0.21)	(0.24)	(0.29)
(0.14)	(0.26)	(0.22)	(0.21)	(0.24)	(0.29)

$10.42	$9.94	$10.32	$11.73	$11.39	$11.51

6.34%	(1.14)%	(10.22)%	4.85%	1.12%	6.67%

$2,767	$3,111	$4,845	$6,758	$8,121	$10,364
1.57%	1.57%	1.57%	1.58%	1.59%	1.59%
1.77%	1.73%	1.71%	1.71%	1.71%	1.72%
2.90%	2.68%	2.01%	1.79%	2.16%	2.56%
2.70%	2.52%	1.87%	1.66%	2.04%	2.43%
4%	34%	24%	10%	18%	16%

Financial highlights

Delaware Tax-Free Colorado Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/29/24[1]	Year ended
(Unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$9.92	$10.30	$11.70	$11.36	$11.48	$11.04

0.19	0.37	0.33	0.32	0.36	0.40
0.48	(0.39)	(1.40)	0.34	(0.12)	0.44
0.67	(0.02)	(1.07)	0.66	0.24	0.84

(0.19)	(0.36)	(0.33)	(0.32)	(0.36)	(0.40)
(0.19)	(0.36)	(0.33)	(0.32)	(0.36)	(0.40)

$10.40	$9.92	$10.30	$11.70	$11.36	$11.48

6.88%	(0.14)%	(9.27)%	5.91%	2.14%	7.74%

$82,750	$82,209	$82,431	$76,092	$51,941	$42,317
0.57%	0.57%	0.57%	0.58%	0.59%	0.59%
0.77%	0.73%	0.71%	0.71%	0.71%	0.72%
3.90%	3.68%	3.01%	2.79%	3.16%	3.56%
3.70%	3.52%	2.87%	2.66%	3.04%	3.43%
4%	34%	24%	10%	18%	16%

Financial highlights

Delaware Tax-Free Idaho Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/29/24[1]	Year ended
(Unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$10.06	$10.44	$11.91	$11.52	$11.65	$11.21

0.18	0.34	0.30	0.30	0.33	0.35
0.44	(0.39)	(1.47)	0.39	(0.13)	0.44
0.62	(0.05)	(1.17)	0.69	0.20	0.79

(0.18)	(0.33)	(0.30)	(0.30)	(0.33)	(0.35)
(0.18)	(0.33)	(0.30)	(0.30)	(0.33)	(0.35)

$10.50	$10.06	$10.44	$11.91	$11.52	$11.65

6.20%	(0.51)%	(10.00)%	6.03%	1.77%	7.19%

$66,966	$64,691	$67,247	$71,345	$60,667	$55,480
0.86%	0.86%	0.86%	0.86%	0.86%	0.86%
1.08%	1.03%	1.01%	1.01%	1.02%	1.03%
3.55%	3.27%	2.62%	2.53%	2.87%	3.11%
3.33%	3.10%	2.47%	2.38%	2.71%	2.94%
7%	25%	38%	17%	22%	14%

Financial highlights

Delaware Tax-Free Idaho Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/29/24[1]	Year ended
(Unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$10.06	$10.44	$11.90	$11.51	$11.64	$11.20

0.14	0.26	0.21	0.21	0.24	0.27
0.43	(0.39)	(1.46)	0.39	(0.13)	0.44
0.57	(0.13)	(1.25)	0.60	0.11	0.71

(0.14)	(0.25)	(0.21)	(0.21)	(0.24)	(0.27)
(0.14)	(0.25)	(0.21)	(0.21)	(0.24)	(0.27)

$10.49	$10.06	$10.44	$11.90	$11.51	$11.64

5.70%	(1.26)%	(10.59)%	5.24%	1.00%	6.40%

$4,451	$4,532	$4,997	$6,453	$8,819	$12,875
1.61%	1.61%	1.61%	1.61%	1.61%	1.61%
1.83%	1.78%	1.76%	1.76%	1.77%	1.78%
2.80%	2.52%	1.87%	1.78%	2.12%	2.36%
2.58%	2.35%	1.72%	1.63%	1.96%	2.19%
7%	25%	38%	17%	22%	14%

Financial highlights

Delaware Tax-Free Idaho Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/29/24[1]	Year ended
(Unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$10.07	$10.44	$11.91	$11.52	$11.65	$11.21

0.19	0.36	0.32	0.33	0.36	0.38
0.43	(0.38)	(1.47)	0.39	(0.13)	0.44
0.62	(0.02)	(1.15)	0.72	0.23	0.82

(0.19)	(0.35)	(0.32)	(0.33)	(0.36)	(0.38)
(0.19)	(0.35)	(0.32)	(0.33)	(0.36)	(0.38)

$10.50	$10.07	$10.44	$11.91	$11.52	$11.65

6.22%	(0.17)%	(9.77)%	6.29%	2.02%	7.46%

$54,675	$51,205	$49,393	$51,125	$36,057	$35,157
0.61%	0.61%	0.61%	0.61%	0.61%	0.61%
0.83%	0.78%	0.76%	0.76%	0.77%	0.78%
3.80%	3.52%	2.87%	2.78%	3.12%	3.36%
3.58%	3.35%	2.72%	2.63%	2.96%	3.19%
7%	25%	38%	17%	22%	14%

Financial highlights

Delaware Tax-Free New York Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived.
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $(0.005) per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/29/24[1]	Year ended
(Unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$10.23	$10.56	$12.06	$11.66	$11.86	$11.33

0.19	0.37	0.31	0.29	0.33	0.36
0.50	(0.34)	(1.50)	0.45	(0.14)	0.53
0.69	0.03	(1.19)	0.74	0.19	0.89

(0.19)	(0.36)	(0.31)	(0.29)	(0.33)	(0.36)
—	—	— [3]	(0.05)	(0.06)	—
(0.19)	(0.36)	(0.31)	(0.34)	(0.39)	(0.36)

$10.73	$10.23	$10.56	$12.06	$11.66	$11.86

6.83%	0.29%	(9.96)%	6.46%	1.68%	8.00%

$147,381	$130,791	$130,721	$161,593	$42,514	$36,058
0.80%	0.80%	0.80%	0.83%	0.80%	0.80%
1.00%	0.98%	0.97%	1.01%	1.05%	1.07%
3.80%	3.56%	2.78%	2.47%	2.86%	3.12%
3.60%	3.38%	2.61%	2.29%	2.61%	2.85%
12%	24%	30%	13%	31%	21%

Financial highlights

Delaware Tax-Free New York Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived.
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $(0.005) per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/29/24[1]	Year ended
(Unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$10.21	$10.53	$12.03	$11.63	$11.83	$11.30

0.15	0.29	0.23	0.21	0.24	0.27
0.50	(0.33)	(1.50)	0.45	(0.14)	0.53
0.65	(0.04)	(1.27)	0.66	0.10	0.80

(0.15)	(0.28)	(0.23)	(0.21)	(0.24)	(0.27)
—	—	— [3]	(0.05)	(0.06)	—
(0.15)	(0.28)	(0.23)	(0.26)	(0.30)	(0.27)

$10.71	$10.21	$10.53	$12.03	$11.63	$11.83

6.44%	(0.37)%	(10.66)%	5.68%	0.92%	7.20%

$3,135	$2,757	$3,818	$4,720	$7,037	$13,459
1.55%	1.55%	1.55%	1.58%	1.55%	1.55%
1.75%	1.73%	1.72%	1.76%	1.80%	1.82%
3.05%	2.81%	2.02%	1.72%	2.11%	2.37%
2.85%	2.63%	1.85%	1.54%	1.86%	2.10%
12%	24%	30%	13%	31%	21%

Financial highlights

Delaware Tax-Free New York Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived.
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $(0.005) per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/29/24[1]	Year ended
(Unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$10.22	$10.55	$12.06	$11.66	$11.85	$11.33

0.20	0.39	0.34	0.32	0.36	0.38
0.51	(0.34)	(1.51)	0.45	(0.13)	0.52
0.71	0.05	(1.17)	0.77	0.23	0.90

(0.20)	(0.38)	(0.34)	(0.32)	(0.36)	(0.38)
—	—	— [3]	(0.05)	(0.06)	—
(0.20)	(0.38)	(0.34)	(0.37)	(0.42)	(0.38)

$10.73	$10.22	$10.55	$12.06	$11.66	$11.85

7.07%	0.54%	(9.82)%	6.73%	2.03%	8.17%

$79,117	$67,698	$64,447	$50,997	$38,394	$39,363
0.55%	0.55%	0.55%	0.58%	0.55%	0.55%
0.75%	0.73%	0.72%	0.76%	0.80%	0.82%
4.05%	3.81%	3.03%	2.72%	3.11%	3.37%
3.85%	3.63%	2.86%	2.54%	2.86%	3.10%
12%	24%	30%	13%	31%	21%

Financial highlights

Delaware Tax-Free Pennsylvania Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived.
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/29/24[1]	Year ended
(Unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$7.06	$7.31	$8.34	$8.06	$8.25	$7.93

0.14	0.27	0.22	0.23	0.25	0.28
0.35	(0.25)	(1.00)	0.32	(0.11)	0.32
0.49	0.02	(0.78)	0.55	0.14	0.60

(0.14)	(0.27)	(0.22)	(0.23)	(0.25)	(0.28)
—	—	(0.03)	(0.04)	(0.08)	—
(0.14)	(0.27)	(0.25)	(0.27)	(0.33)	(0.28)

$7.41	$7.06	$7.31	$8.34	$8.06	$8.25

7.10%	0.29%	(9.59)%	7.04%	1.72%	7.72%

$319,036	$307,781	$338,811	$384,915	$364,480	$376,965
0.84%	0.84%	0.84%	0.83%	0.83%	0.85%
0.96%	0.95%	0.94%	0.92%	0.92%	0.93%
4.08%	3.75%	2.75%	2.86%	3.09%	3.49%
3.96%	3.64%	2.65%	2.77%	3.00%	3.41%
8%	35%	47%	32%	40%	23%

Financial highlights

Delaware Tax-Free Pennsylvania Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived.
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/29/24[1]	Year ended
(Unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$7.07	$7.31	$8.34	$8.06	$8.25	$7.93

0.12	0.21	0.16	0.17	0.19	0.22
0.34	(0.24)	(1.00)	0.32	(0.11)	0.32
0.46	(0.03)	(0.84)	0.49	0.08	0.54

(0.12)	(0.21)	(0.16)	(0.17)	(0.19)	(0.22)
—	—	(0.03)	(0.04)	(0.08)	—
(0.12)	(0.21)	(0.19)	(0.21)	(0.27)	(0.22)

$7.41	$7.07	$7.31	$8.34	$8.06	$8.25

6.56%	(0.33)%	(10.27)%	6.24%	0.95%	6.91%

$9,675	$8,854	$10,540	$14,040	$19,009	$25,065
1.59%	1.59%	1.59%	1.59%	1.59%	1.61%
1.71%	1.70%	1.69%	1.68%	1.68%	1.69%
3.33%	3.00%	1.99%	2.10%	2.33%	2.73%
3.21%	2.89%	1.89%	2.01%	2.24%	2.65%
8%	35%	47%	32%	40%	23%

Financial highlights

Delaware Tax-Free Pennsylvania Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived.
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/29/24[1]	Year ended
(Unaudited)	8/31/23	8/31/22	8/31/21	8/31/20	8/31/19
$7.06	$7.31	$8.33	$8.05	$8.25	$7.92

0.15	0.29	0.24	0.25	0.27	0.30
0.35	(0.25)	(0.99)	0.32	(0.12)	0.33
0.50	0.04	(0.75)	0.57	0.15	0.63

(0.15)	(0.29)	(0.24)	(0.25)	(0.27)	(0.30)
—	—	(0.03)	(0.04)	(0.08)	—
(0.15)	(0.29)	(0.27)	(0.29)	(0.35)	(0.30)

$7.41	$7.06	$7.31	$8.33	$8.05	$8.25

7.23%	0.53%	(9.26)%	7.31%	1.84%	8.12%

$69,566	$63,482	$72,330	$72,333	$55,919	$47,241
0.59%	0.59%	0.59%	0.59%	0.59%	0.61%
0.71%	0.70%	0.69%	0.68%	0.68%	0.69%
4.33%	4.00%	2.99%	3.10%	3.33%	3.73%
4.21%	3.89%	2.89%	3.01%	3.24%	3.65%
8%	35%	47%	32%	40%	23%

Notes to financial statements

Delaware Funds by Macquarie® state tax-free funds	February 29, 2024 (Unaudited)

Voyageur Insured Funds is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Arizona Fund. Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Mutual Funds II is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Colorado Fund. Delaware Group® State Tax-Free Income Trust is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Pennsylvania Fund. Voyageur Insured Funds, Voyageur Mutual Funds, Voyageur Mutual Funds II, and Delaware Group State Tax-Free Income Trust are each referred to as a Trust, or collectively as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund (each, a Fund or collectively, the Funds). Each Trust is an open-end investment company. Each Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. There is no front-end sales charge when you purchase $250,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $250,000 or more of Class A shares, for shares of Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund or Delaware Tax-Free Pennsylvania Fund you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation — Fixed income securities are generally priced based upon valuations provided by an independent pricing service or broker in accordance with methodologies included within Delaware Management Company (DMC)'s Pricing Policy (the Policy). Fixed income security valuations are then reviewed by DMC as part of its duties as each Fund’s valuation designee and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies, other than exchange-traded funds (ETFs), are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by DMC. Subject to the oversight of each Trust’s Board of Trustees (each, a Board, or collectively, the Boards), DMC, as valuation designee, has adopted policies and procedures to fair value securities for which market quotations are not readily available consistent with the requirements of Rule 2a-5 under the 1940 Act. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities and private placements are valued at fair value.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the six months ended February 29, 2024, and for all open tax years (years ended August 31, 2020–August 31, 2023), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the six months ended February 29, 2024, the Funds did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the

Notes to financial statements
Delaware Funds by Macquarie® state tax-free funds

1. Significant Accounting Policies (continued) securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on an accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which each Fund invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, at least annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays DMC, a series of Macquarie Investment Management Business Trust and the investment managers, an annual fee which is calculated daily and paid monthly based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
On the first $500 million	0.5000%	0.5500%	0.5500%	0.5500%	0.5500%	0.5500%
On the next $500 million	0.4750%	0.5000%	0.5000%	0.5000%	0.5000%	0.5000%
On the next $1.5 billion	0.4500%	0.4500%	0.4500%	0.4500%	0.4500%	0.4500%
In excess of $2.5 billion	0.4250%	0.4250%	0.4250%	0.4250%	0.4250%	0.4250%

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following percentages of each Fund’s average daily net assets from September 1, 2023 (except as noted) through December 30, 2024. These waivers and reimbursements may only be terminated by agreement of DMC and the Funds. The waivers and reimbursements are accrued daily and received monthly.

Fund	Operating expense limitation as a percentage of average daily net assets (per annum)
Delaware Tax-Free Arizona Fund	0.59%
Delaware Tax-Free California Fund	0.55%
Delaware Tax-Free Colorado Fund	0.57%
Delaware Tax-Free Idaho Fund	0.61%
Delaware Tax-Free New York Fund	0.55%
Delaware Tax-Free Pennsylvania Fund	0.58%*
*	Effective December 29, 2023. Prior to December 29, 2023, the expense limitation for Delaware Tax-Free Pennsylvania Fund was 0.59%.

After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from September 1, 2023 (except as noted) through December 30, 2024 is as follows:

	Operating expense limitation as a percentage of average daily net assets
Fund	Class A	Class C	Institutional Class
Delaware Tax-Free Arizona Fund	0.84%	1.59%	0.59%
Delaware Tax-Free California Fund	0.80%	1.55%	0.55%
Delaware Tax-Free Colorado Fund	0.82%	1.57%	0.57%
Delaware Tax-Free Idaho Fund	0.86%	1.61%	0.61%
Delaware Tax-Free New York Fund	0.80%	1.55%	0.55%
Delaware Tax-Free Pennsylvania Fund	0.83%*	1.58%*	0.58%*
*	Effective December 29, 2023. Prior to December 29, 2023, the expense limitation for Delaware Tax-Free Pennsylvania Fund were as follows for Class A, Class C, and Institutional Class, respectively: 0.84%, 1.59%, and 0.59%.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Fund. For these services, effective October 1, 2023, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Prior to October 1, 2023, DIFSC’s annual rates were: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; 0.0025% of the next $45 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion. Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is

Notes to financial statements
Delaware Funds by Macquarie® state tax-free funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended February 29, 2024, each Fund paid for these services as follows:

Fund	Fees
Delaware Tax-Free Arizona Fund	$3,114
Delaware Tax-Free California Fund	6,380
Delaware Tax-Free Colorado Fund	6,048
Delaware Tax-Free Idaho Fund	4,374
Delaware Tax-Free New York Fund	6,110
Delaware Tax-Free Pennsylvania Fund	9,436

DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended February 29, 2024, each Fund paid for these services as follows:

Fund	Fees
Delaware Tax-Free Arizona Fund	$1,868
Delaware Tax-Free California Fund	7,242
Delaware Tax-Free Colorado Fund	6,746
Delaware Tax-Free Idaho Fund	3,949
Delaware Tax-Free New York Fund	6,803
Delaware Tax-Free Pennsylvania Fund	12,334

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are paid by each Fund and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares (except for Delaware Tax-Free Pennsylvania Fund). Delaware Tax-Free Pennsylvania Fund’s Class A shares are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to June 1, 1992 and 0.25% on all shares acquired on or after June 1, 1992. All Class A shareholders bear 12b-1 fees at the same rate, the blended rate, currently 0.25% of the average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Each Fund pays 1.00% of the average daily net assets of the Class C shares. The fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Funds. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended February 29, 2024, each Fund paid for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Fund	Fees
Delaware Tax-Free Arizona Fund	$1,878
Delaware Tax-Free California Fund	3,211
Delaware Tax-Free Colorado Fund	2,728
Delaware Tax-Free Idaho Fund	1,521
Delaware Tax-Free New York Fund	2,626
Delaware Tax-Free Pennsylvania Fund	7,992

For the six months ended February 29, 2024, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Fund	Class A
Delaware Tax-Free Arizona Fund	$545
Delaware Tax-Free California Fund	1,576
Delaware Tax-Free Colorado Fund	662
Delaware Tax-Free Idaho Fund	2,632
Delaware Tax-Free New York Fund	2,387
Delaware Tax-Free Pennsylvania Fund	4,191

For the six months ended February 29, 2024, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

Fund	Class A	Class C
Delaware Tax-Free Arizona Fund	$3,896	$—
Delaware Tax-Free California Fund	4,434	—
Delaware Tax-Free Colorado Fund	376	—
Delaware Tax-Free Idaho Fund	9,105	379
Delaware Tax-Free New York Fund	9	—
Delaware Tax-Free Pennsylvania Fund	1,195	1,252

Notes to financial statements
Delaware Funds by Macquarie® state tax-free funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

In addition to the management fees and other expenses of a Fund, a Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by a Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

3. Investments

For the six months ended February 29, 2024, each Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:

Fund	Purchases	Sales
Delaware Tax-Free Arizona Fund	$4,448,931	$9,702,220
Delaware Tax-Free California Fund	40,024,989	20,829,699
Delaware Tax-Free Colorado Fund	7,342,143	23,936,373
Delaware Tax-Free Idaho Fund	7,643,655	9,877,211
Delaware Tax-Free New York Fund	40,745,048	24,576,724
Delaware Tax-Free Pennsylvania Fund	30,539,430	42,327,887

At February 29, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At February 29, 2024, the cost and unrealized appreciation (depreciation) of investments for each Fund were as follows:

Fund	Cost of investments	Aggregate unrealized appreciation of investments	Aggregate unrealized depreciation of investments	Net unrealized appreciation (depreciation) of investments
Delaware Tax-Free Arizona Fund	$60,452,124	$1,572,122	$(4,398,547)	$(2,826,425)
Delaware Tax-Free California Fund	246,197,355	6,959,840	(7,448,078)	(488,238)
Delaware Tax-Free Colorado Fund	214,590,498	5,376,957	(10,106,414)	(4,729,457)
Delaware Tax-Free Idaho Fund	129,200,304	3,137,195	(7,820,617)	(4,683,422)
Delaware Tax-Free New York Fund	227,683,137	8,271,922	(7,316,517)	955,405
Delaware Tax-Free Pennsylvania Fund	389,109,474	15,376,005	(13,195,710)	2,180,295

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At August 31, 2023, the Funds had capital loss carryforwards available to offset future realized capital gains as follows:

	Loss carryforward character
	Short-term	Long-term	Total
Delaware Tax-Free Arizona Fund	$716,403	$1,356,934	$2,073,337
Delaware Tax-Free California Fund	1,683,951	1,013,742	2,697,693
Delaware Tax-Free Colorado Fund	5,164,789	3,207,516	8,372,305
Delaware Tax-Free Idaho Fund	4,816,396	3,485,573	8,301,969
Delaware Tax-Free New York Fund	1,445,209	1,355,114	2,800,323

Notes to financial statements
Delaware Funds by Macquarie® state tax-free funds

3. Investments (continued)

	Loss carryforward character
	Short-term	Long-term	Total
Delaware Tax-Free Pennsylvania Fund	$7,316,673	$8,443,915	$15,760,588

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 -	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2 -	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3 -	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of February 29, 2024:

Delaware Tax-Free Arizona Fund
Level 2
Securities
Assets:
Municipal Bonds	$56,045,699
Short-Term Investments	1,580,000
Total Value of Securities	$57,625,699

Delaware Tax-Free California Fund
Level 2
Securities
Assets:
Municipal Bonds	$241,909,117
Short-Term Investments	3,800,000
Total Value of Securities	$245,709,117
	Delaware Tax-Free Colorado Fund
	Level 1	Level 2	Total
Securities
Assets:
Municipal Bonds	$—	$201,918,485	$201,918,485
Short-Term Investments	767,556	7,175,000	7,942,556
Total Value of Securities	$767,556	$209,093,485	$209,861,041
	Delaware Tax-Free Idaho Fund
	Level 1	Level 2	Total
Securities
Assets:
Municipal Bonds	$—	$121,175,284	$121,175,284
Short-Term Investments	3,341,598	—	3,341,598
Total Value of Securities	$3,341,598	$121,175,284	$124,516,882
Delaware Tax-Free New York Fund
Level 2
Securities
Assets:
Municipal Bonds	$220,473,542
Short-Term Investments	8,165,000
Total Value of Securities	$228,638,542

Notes to financial statements
Delaware Funds by Macquarie® state tax-free funds

3. Investments (continued)

Delaware Tax-Free Pennsylvania Fund
Level 2
Securities
Assets:
Municipal Bonds	$381,124,769
Short-Term Investments	10,165,000
Total Value of Securities	$391,289,769

During the six months ended February 29, 2024, there were no transfers into or out of Level 3 investments. Each Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to each Fund’s net assets. As of February 29, 2024, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free		Delaware Tax-Free		Delaware Tax-Free
	Arizona Fund		California Fund		Colorado Fund
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	2/29/24	8/31/23	2/29/24	8/31/23	2/29/24	8/31/23
Shares sold:
Class A	41,780	355,524	926,660	1,148,802	598,336	708,020
Class C	5,628	19,939	39,047	34,458	11,781	26,393
Institutional Class	256,343	439,574	4,019,968	8,325,544	1,876,784	3,225,993
Shares from reorganization:[1]
Class A	—	—	676,254	—	—	—
Class C	—	—	33,657	—	—	—
Institutional Class	—	—	415,689	—	—	—
Shares issued upon reinvestment of dividends and distributions:
Class A	71,775	146,699	124,589	207,624	200,741	408,205
Class C	1,181	2,342	3,198	5,457	3,932	9,701
Institutional Class	23,235	48,027	235,920	325,448	145,558	267,560
	399,942	1,012,105	6,474,982	10,047,333	2,837,132	4,645,872

Shares redeemed:
Class A	(487,063)	(1,301,114)	(917,384)	(1,387,649)	(1,607,108)	(2,142,669)
Class C	(8,912)	(44,564)	(34,370)	(78,456)	(63,050)	(192,575)
Institutional Class	(306,447)	(995,521)	(2,356,818)	(3,546,840)	(2,349,807)	(3,210,723)
	(802,422)	(2,341,199)	(3,308,572)	(5,012,945)	(4,019,965)	(5,545,967)
Net increase (decrease)	(402,480)	(1,329,094)	3,166,410	5,034,388	(1,182,833)	(900,095)

Notes to financial statements
Delaware Funds by Macquarie® state tax-free funds

4. Capital Shares (continued)

	Delaware Tax-Free		Delaware Tax-Free		Delaware Tax-Free
	Idaho Fund		New York Fund		Pennsylvania Fund
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	2/29/24	8/31/23	2/29/24	8/31/23	2/29/24	8/31/23
Shares sold:
Class A	451,580	1,656,764	2,331,405	2,493,095	6,877,075	12,904,727
Class C	47,990	68,969	106,531	52,421	346,210	269,783
Institutional Class	916,901	2,147,615	2,053,150	3,512,151	2,724,903	4,359,438
Shares issued upon reinvestment of dividends and distributions:
Class A	107,560	191,593	201,854	353,002	775,604	1,490,669
Class C	5,778	11,454	3,179	6,418	20,295	38,195
Institutional Class	86,840	157,640	111,229	195,980	184,038	367,405
	1,616,649	4,234,035	4,807,348	6,613,067	10,928,125	19,430,217

Shares redeemed:
Class A	(607,858)	(1,861,186)	(1,587,972)	(2,443,964)	(8,186,991)	(17,159,399)
Class C	(80,010)	(108,766)	(87,174)	(151,146)	(314,879)	(495,977)
Institutional Class	(883,417)	(1,948,199)	(1,410,789)	(3,195,136)	(2,511,680)	(5,632,202)
	(1,571,285)	(3,918,151)	(3,085,935)	(5,790,246)	(11,013,550)	(23,287,578)
Net increase (decrease)	45,364	315,884	1,721,413	822,821	(85,425)	(3,857,361)

1 See Note 5.

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the tables on the previous pages and on the “Statements of changes in net assets.” For the six months ended February 29, 2024 and the year ended August 31, 2023, each Fund had the following exchange transactions:

	Exchange Redemptions			Exchange Subscriptions
			Institutional		Institutional
	Class A	Class C	Class	Class A	Class
	Shares	Shares	Shares	Shares	Shares	Value
Delaware Tax-Free Arizona Fund
Six months ended
2/29/24	114,002	—	—	—	114,002	$1,065,336
Year ended
8/31/23	—	—	29,308	29,308	—	287,804
Delaware Tax-Free California Fund
Six months ended
2/29/24	—	—	16,494	16,555	—	164,892
Year ended
8/31/23	2,606	—	—	—	2,606	28,713
Delaware Tax-Free Colorado Fund
Six months ended
2/29/24	8,692	—	940	940	8,692	95,673
Year ended
8/31/23	74,673	2,690	2,116	4,815	74,673	798,445
Delaware Tax-Free Idaho Fund*
Six months ended
2/29/24	—	—	277	277	—	2,868
Delaware Tax-Free New York Fund
Six months ended
2/29/24	21,769	70	—	69	21,779	221,537
Year ended
8/31/23	20,232	6,789	—	6,785	20,252	273,391
Delaware Tax-Free Pennsylvania Fund
Six months ended
2/29/24	4,955	5,089	—	5,092	4,960	72,150
Year ended
8/31/23	105,897	28,025	—	28,056	105,970	955,662

*Delaware Tax-Free Idaho Fund did not have any exchange transactions for the year ended August 31, 2023.

Notes to financial statements
Delaware Funds by Macquarie® state tax-free funds

5. Reorganization

On February 15-16, 2023, the Board approved a proposal to reorganize Delaware Ivy California Municipal High Income Fund (the “Acquired Fund”), a series of Ivy Funds, with and into Delaware Tax-Free California Fund (the “Acquiring Fund”), a series of Delaware Voyager Mutual Funds (the “Reorganization”). On June 27, 2023, the Acquired Fund shareholders approved the Reorganization. Pursuant to an Agreement and Plan of Reorganization (the “Plan”): (i) all of the property and assets of the Acquired Fund were acquired by the Acquiring Fund and (ii) the Trust, on behalf of the Acquiring Fund, assumed the liabilities of the Acquired Fund, in exchange for shares of the Acquiring Fund. In accordance with the Plan, the Acquired Fund liquidated and dissolved following the Reorganization. The Reorganization was accomplished by a tax-free exchange of shares on September 15, 2023. For financial reporting purposes, assets received and shares issued by Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The share transactions associated with September 15, 2023 Reorganization were as follows:

			Shares
	Acquired	Acquired	Converted	Acquiring
	Fund	Fund Shares	to Acquiring	Fund	Conversion
	Net Assets	Outstanding	Fund	Net Assets	Ratio
	Delaware Ivy California Municipal		Delaware Tax-Free California
	High Income Fund		Fund
Class A	$7,115,020	821,596	676,254	$68,507,883	0.8178
Class C	357,099	41,235	33,657	1,983,584	0.8162
Class I*	4,402,146	508,331	—	—	—
Institutional Class	—	—	415,689	131,292,034	0.8178
Class Y**	46,511	5,371	—	—	—

* Class I shares of the Acquired Fund were converted into Institutional Class shares of the Acquiring Fund.

** Class Y shares of the Acquired Fund were converted into Class A shares of the Acquiring Fund.

The net assets of the Acquired Fund before the Reorganization were $11,942,940. The Acquired Fund net assets and shares outstanding presented on the table above do not include the shareholders that did not participate in the Reorganization. The net assets of the Acquiring Fund immediately following the Reorganization were $213,726,440.

Assuming the Reorganization had been completed on September 1, 2023, the Acquiring Fund’s pro forma results of operations for the six months ended February 29, 2024, would have been as follows:

Net investment income	$4,800,153
Net realized loss on investments	(869,707)
Net change in unrealized appreciation (depreciation)	11,760,045
Net increase in net assets resulting from operations	$15,690,491

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practical to separate the amounts of revenue and earnings of Acquired Fund that have been included in Acquiring Fund’s “Statements of operations” since the Reorganization was consummated on September 15, 2023.

6. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 30, 2023.

On October 30, 2023, each Fund, along with the other Participants, entered into an amendment to the Agreement for a $335,000,000 revolving line of credit to be used as described above. It operates in substantially the same manner as the original Agreement. Under the amendment to the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the Agreement expires on October 28, 2024.

Each Fund had no amounts outstanding as of February 29, 2024, or at any time during the period then ended.

7. Geographic, Credit, and Market Risks

The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government

Notes to financial statements
Delaware Funds by Macquarie® state tax-free funds

7. Geographic, Credit, and Market Risks (continued)

policy, monetary policy, inflation expectations, and the supply and demand of bonds. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

The Funds concentrate their investments in securities issued by each corresponding state’s municipalities. The Funds invest primarily in a specific state and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in US territories and possessions such as the Commonwealth of Puerto Rico, the US Virgin Islands, and Guam whose bonds are also free of federal and individual state income taxes. The value of the Funds’ investments may be adversely affected by new legislation within the US states or territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund.

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P), lower than Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. Each Fund will usually not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

From time to time, each Fund may invest in industrial development bonds (IDBs) or pollution control revenue (PCR) bonds that are issued by a conduit authority on behalf of a corporation that is either foreign owned or has international affiliates or operations. While the bonds may be issued to finance a facility located in the US, the bonds may be secured by a payment obligation or guaranty of the corporation. To the extent each Fund invests in such securities, that Fund may be exposed to risks associated with international investments. The risk of international investments not ordinarily associated with US investments includes fluctuation in currency values, differences in accounting principles, and/or economic or political instability in other nations.

Each Fund may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest-bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issuer’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”

8. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

Notes to financial statements
Delaware Funds by Macquarie® state tax-free funds

9. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to February 29, 2024, that would require recognition or disclosure in the Funds’ financial statements.

Other Fund information (Unaudited)
Delaware Funds by Macquarie® state tax-free funds

Form N-PORT and proxy voting information

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at delawarefunds.com/literature.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a)       Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b)       Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)

under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 14. Exhibits

(a)	(1)	Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

VOYAGEUR MUTUAL FUNDS II

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	April 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	April 26, 2024
/s/RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	April 26, 2024